   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 8, 1997
                                             REGISTRATION NOS. 333-_____________
                                                               811-_____________
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549
                         ----------------------------
                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                          Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                 Amendment No.
                       (Check Appropriate Box or Boxes)
                         ----------------------------
           SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES INCORPORATED
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603
                                 (312) 345-5800
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE, AND TELEPHONE
                          NUMBER, INCLUDING AREA CODE)
                                 WITH COPY TO:

ANTHONY R. MANNO, JR.                               JEFFREY A. KLOPF                DIANE E. AMBLER
SECURITY CAPITAL (US) MANAGEMENT           SECURITY CAPITAL GROUP INCORPORATED      KATHY KRESCH INGBER
 GROUP  INCORPORATED                              125 LINCOLN AVENUE                MAYER, BROWN & PLATT
11 SOUTH LASALLE STREET                        SANTA FE, NEW MEXICO 87501           2000 PENNSYLVANIA AVENUE, N.W.
CHICAGO, ILLINOIS 60603                                                             WASHINGTON, D.C.  20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

                             JEFFREY C. NELLESSEN
              SECURITY CAPITAL (US) MANAGEMENT GROUP INCORPORATED
                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603
                         ----------------------------
  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: From time to time after the effective date of this registration statement.
 It is proposed that this filing will become effective (check appropriate box):

_    immediately upon filing pursuant to paragraph (b).        _  on (date) pursuant to paragraph (a)(1) of Rule 485.
_    on (date) pursuant to paragraph (b).                      _  75 days after filing pursuant to paragraph (a)(2).
_    60 days after filing pursuant to paragraph (a)(1).        _  on (date) pursuant to paragraph (a)(2) of Rule 485.
     If appropriate, check the following box:
_    this post-effective amendment designates a new effective
     date for a previously filed post-effective amendment.

                               RULE 24F-2 NOTICE

  An indefinite number of shares of Common Stock of the Registrant are being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

THE REGISTRANT HEREBY AMENDS THE REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), SHALL DETERMINE.

                             CROSS REFERENCE TABLE
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
               Part B (Statement of Additional Information), and
              Part C (Other Information) of Registration Statement
                       Information Required by Form N-1A

                                     PART A
                                     ------

       Item of Form N-1A                                Prospectus Caption
       -----------------                                ------------------

1.  Cover Page                                          Cover Page

2.  Synopsis                                            Cover Page

3.  Condensed Financial Information                     Expenses

4.  General Description of Registrant                   Cover Page

5.  Management of SC-EURO                               Management of SC-EURO

5A. Management's Discussion of  SC-EURO Performance     Performance Information

6.  Capital Stock and Other Securities                  Organization and Description
                                                        of Capital Stock

7. Purchase of Securities Being Offered                 Purchase of Shares

8. Redemption or Repurchase                             Redemption of Shares

9. Pending Legal Proceedings                            Not applicable


                                     PART B
                                     ------
                                                        Statement of
                                                        Additional
    Item of Form N-1A                                   Information Caption
    -----------------                                   --------------------

10. Cover Page                                          Cover Page

11. Table of Contents                                   Cover Page

12. General Information and History                     Organization and Description
                                                        of Capital Stock

13. Investment Objectives and Policies                  Investment Objectives and Policies

14. Management of SC-EURO                               Management of SC-EURO

15. Control Persons and Principal Holders               Organization and Description of Capital
                                                        Stock

                                                    Statement of
                                                    Additional
    Item of Form N-1A                               Information Caption
    -----------------                               -------------------


16. Investment Advisory and Other Services          Management of SC-EURO; Portfolio
                                                    Transactions and Brokerage

17. Brokerage Allocation and Other Practices        Management of SC-EURO; Portfolio
                                                    Transactions and Brokerage

18. Capital Stock and Other Securities              Organization and Description of Capital
                                                    Stock

19. Purchase, Redemption and Pricing of             Distribution Plan; Determination of Net
    Securities being offered                        Asset Value; Redemption of Shares

20. Tax Status                                      Taxation

21. Underwriters                                    Distributor

22. Calculation of Performance Data                 Performance Information

23. Financial Statements                            Financial Statements

                                     PART C
                                     ------

    Item of Form N-1A                               Part C Caption
    -----------------                               --------------

24. Financial Statements and Exhibits               Financial Statements and Exhibits

25. Persons Controlled by or Under                  Persons Controlled by or Under
    Common Control With Registrant                  Common Control With Registrant

26. Number of Holders of Securities                 Number of Holders of Securities

27. Indemnification                                 Indemnification

28. Business and Other Connections of               Business and Other Connections of
    Investment Adviser                              Investment Adviser

29. Principal Underwriters                          Principal Underwriters

30. Location of Accounts and Records                Location of Accounts and Records

31. Management Services                             Management Services

32. Undertakings                                    Undertakings

33. Signatures                                      Signatures

********************************************************************************
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
********************************************************************************

PROSPECTUS
----------


                                      LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

  Security Capital European Real Estate Shares Incorporated ("SC-EURO") is an open-end, non-diversified, no-load, management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile returns as compared with other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-EURO. Security Capital
(EU) Management Group S.A. ("SC (EU) Management") provides real estate research and analytical services to SC (US) Management in connection with the management of SC-EURO's investment portfolio.

  By this Prospectus, SC-EURO is offering Class I shares. Class I shares are offered to investors whose minimum investment is $250,000. See "Purchase of Shares." SC-EURO also offers another class of shares which has different expenses which would affect performance. Investors desiring to obtain information about SC-EURO's other class of shares should call [1-800-_________] (toll free) or ask their sales representatives or SC-EURO's distributor.

  An investment in SC-EURO should not be the sole source of investment for a shareholder. Rather, an investment in SC-EURO should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-EURO is designed for long-term investors, and not for investors who intend to liquidate their investments after a short period of time.

  This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-EURO. A Statement of Additional Information ("SAI") dated [________, 1997,] containing additional and more detailed information about SC-EURO has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling SC-EURO's Sub-Administrator at: [_______________],

  INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               [ ________, 1997]

               TABLE OF CONTENTS

                                                 PAGE
                                                 ----
Expenses........................................    2

Investment Objectives and Policies..............    4

Investment Strategy.............................    5

Hedging and Other Portfolio Strategies..........    6

Risk Factors....................................    8

Non-Diversified Status; Portfolio Turnover......   10

Management of SC-EURO...........................   11

Investment Advisory Agreement and Research
Services Agreement..............................   12

Administrator and Sub-Administrator.............   13

Distribution and Servicing Plan.................   14

Determination of Net Asset Value................   14

Purchase of Shares..............................   14

Redemption of Shares............................   17

Dividends and Distributions.....................   19

Taxation........................................   19

Organization and Description of Capital Stock...   20

Custodian and Transfer Agent....................   21

Reports to Shareholders.........................   21

Performance Information.........................   21

Additional Information..........................   22

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-EURO.

ANNUAL SC-EURO OPERATING EXPENSES

  The Class I shares of SC-EURO pay for certain expenses attributable to Class I shares directly out of SC-EURO's Class I assets. These expenses are related to management of SC-EURO, administration and other services. For example, SC-EURO pays an advisory fee and an administrative fee to SC (US) Management. SC-EURO also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-EURO's Class I assets to calculate SC-EURO's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-EURO and the portion of SC-EURO's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-EURO's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-EURO's average annual net assets for such fiscal year are [$___ MILLION]. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-EURO's assets.

                                   FEE TABLE

Shareholder Transaction Expenses:
    Maximum sales charge on purchases and reinvested distributions.....   None
    Redemption fee (1).................................................   None
Annual SC-EURO Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
    Management fees....................................................  .70%
    12b-1 fees.........................................................  .25%
    Other expenses.....................................................  .15%
    Total SC-EURO operating expenses(2)................................ 1.10%

                                 -------------
(1) SC-EURO's transfer agent charges a service fee of [$____] for each wire redemption.
(2) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class I total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses at no more than 1.10% of the value of SC-EURO's average daily net assets for Class I shares for the year ending December 31, 1998. SC-EURO estimates that without such waiver and/or reimbursement, actual total fund operating expenses would be 1.20% of the value of SC-EURO's Class I average daily net assets.

EXAMPLES
                                                     ONE    THREE
                                                     YEAR   YEARS
                                                    ------  ------
A shareholder would bear the following expenses
on a $1,000 investment, assuming a five percent
annual return and operating expenses as outlined
in the fee table above ...........................  $_____  $_____


[TO BE FILED BY AMENDMENT.]

                      INVESTMENT OBJECTIVES AND POLICIES

  SC-EURO's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile results as compared to other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. SC-EURO's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-EURO's policies, other than its investment objective and the investment restrictions described below, are fundamental; these non-fundamental policies may be changed by SC-EURO's Board of Directors without shareholder approval. There can be no assurance that SC-EURO's investment objective will be achieved.

  Under normal conditions, SC-EURO will invest at least 65% of its assets in the equity securities of publicly-traded real estate companies located primarily in European nations. Such equity securities will consist of (1) common stocks, (2) rights or warrants to purchase common stocks, (3) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the security's value, and (4) preferred stocks. SC-EURO will invest only in real estate companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and hotels or that have at least 50% of their assets invested in such real estate. SC-EURO also may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates.

  SC-EURO may, from time to time, invest in debt securities of issuers in the real estate industry. Debt securities purchased by SC-EURO will be rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") or, if not so rated, believed by SC (US) Management to be of comparable quality, and may have an average weighted maturity of up to 30 years.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-EURO will deviate from its investment objective and invest without limit in money market securities, denominated in dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, such as: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by Moody's, or A or better by S&P or, if unrated, of comparable quality as determined by SC (US) Management; and repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, SC-EURO also may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; provided that SC-EURO will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

  SC-EURO is subject to certain investment restrictions that are fundamental and, therefore, may not be changed without shareholder approval. Among other things, SC-EURO will not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-EURO's Board of Directors. If SC-EURO invests in securities issued by a real estate company that is controlled by Security Capital Group or any of its affiliates, such securities will be treated as illiquid securities. SC-EURO also may not invest directly in real estate. See SC-EURO's SAI for further discussion of SC-EURO's fundamental investment restrictions.

  SC-EURO was incorporated under Maryland law on December 4, 1997.


                              INVESTMENT STRATEGY

                    REAL ESTATE SECURITIES INDUSTRY OUTLOOK

  SC (US) Management believes that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the last five years in the U.S., which will create significant opportunities. Direct investment of equity capital in real estate will decrease further while investments in publicly-traded real estate operating companies are increasing. The aggregate equity market capitalization of real estate in Europe has increased from $100 billion at December 31, 1992 to [$____] billion at [_______, 1997]. This increasing securitization of the real estate industry through Europe, primarily in the form of real estate operating companies, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.


               A RESEARCH-DRIVEN TOP DOWN AND BOTTOM UP APPROACH

  SC-EURO seeks to achieve top-quartile returns by investing primarily in European real estate operating companies which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of top down real estate market research and bottom up operating company cash flow modeling.

  Top Down Real Estate Market Research. SC (US) Management is uniquely positioned to access meaningful, proprietary real estate research collected at the country market, city sub-market and property-specific level. Non-U.S. country market research and analysis, which is provided to SC (US) Management by SC (EU) Management and other operating professionals within the Security Capital affiliate company network, assists SC (US) Management in identifying attractive growth in country markets and real estate sectors. This research and analysis is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio and to identify country markets reaching a "marginal turning point." The country market research conducted by SC-EURO includes a comprehensive evaluation of real estate supply and demand factors such as population and economic trends, customer and industry needs, capital flows and building permit and construction data on a country market and city sub-market basis and by product type. Specifically, primary country market research evaluates normalized cash flow lease economics -- accounting for capital costs -- to determine whether the core economy of a country market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC (US) Management believe it can identify country markets and/or city sub-markets, and thus, real estate operating companies, with potential for higher than average growth prospects.

  Bottom Up Real Estate Operating Company Cash Flow Modeling. SC (US) Management believes that analyzing the cash flow profile -- the quality and growth potential -- of a real estate company, both historically and prospectively, is another fundamental step toward identifying above-average growth opportunities. SC (US) Management believes that cash flow is helpful in understanding a real estate portfolio in that such calculation reflects cash flow from operations and the real estate's ability to support interest payments and general operating expenses before the impact of certain activities, such as gains or losses from sales of real estate and changes in accounts receivable and accounts payable. The real estate
                                       5
operating valuation models utilized by SC (US) Management integrate real estate market research with analysis on specific real estate portfolios in order to establish an independent value of the underlying sources of a real estate company's cash flow. Certain models measure and compare the impact of specific factors on cash flow growth expectations. The data from all valuation models is ultimately integrated and reviewed in order to identify real estate operating companies with significant potential for growth.


                     HEDGING AND OTHER PORTFOLIO STRATEGIES

  SC-EURO also may from time to time use certain of the investment techniques described below to achieve its objectives. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by SC-EURO in some of the markets in which SC-EURO will invest and SC-EURO does not expect to use them extensively.

Repurchase Agreements. When SC-EURO acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase amount which reflects an agreed-upon rate of return, and is not tied to the coupon rate on the underlying security.

Borrowing. SC-EURO may borrow up to 33-1/3% of the value of its assets to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), SC-EURO is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of SC-EURO's portfolio are disadvantageous from an investment standpoint.

Loans of Portfolio Securities. SC-EURO may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. SC-EURO may terminate the loans at any time and obtain the return of the securities loaned within five business days. SC-EURO will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Options on Securities and Stock Indices. In order to increase its return or to hedge all or a portion of its portfolio investments, SC-EURO may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that gives the purchaser the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. SC-EURO may write a call or put option only if the option is "covered." This means that so long as SC-EURO is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if SC-EURO maintains liquid assets with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of SC-EURO. SC-EURO will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts. SC-EURO may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-EURO from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-EURO will enter into forward contracts only under two circumstances. First, when SC-EURO enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when SC (US) Management believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, SC-EURO may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of SC-EURO's portfolio securities denominated in such foreign currency. The second investment practice is in general referred to as "cross-hedging." SC-EURO's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

Futures Contracts. For hedging purposes only, SC-EURO may buy and sell financial futures contracts, stock and bond index futures contracts, and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When SC-EURO enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when SC-EURO enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies--Futures Contracts" in the SAI.

  SC-EURO may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The value of the underlying securities on which futures will be written at any one time may not exceed 25% of the total assets of SC-EURO.

Depositary Receipts. SC-EURO may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Short Sales. SC-EURO reserves the right to engage in short sale transactions in securities listed on one or more foreign or U.S. securities exchanges. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-EURO incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-EURO purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-EURO is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-EURO may also engage in short sales against the box, which involves selling a security SC-EURO holds in its portfolio for delivery at a specified date in the future. SC-EURO will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-EURO's net assets (taken at market value). See SC-EURO's SAI for further discussion of short sales and short sales against the box.


                                  RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in SC-EURO, nor can there be an assurance that SC-EURO's investment objectives will be attained. As with any investment in securities, the value of, and income from, an investment in SC-EURO can decrease as well as increase depending on a variety of factors which may affect the values and income generated by SC-EURO's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of SC-EURO will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which SC-EURO is invested may also be reflected in declines in the price of shares of SC-EURO. Changes in currency valuations will also affect the price of shares of SC-EURO. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by SC-EURO generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by SC (US) Management will not always be profitable or prove to have been correct. SC-EURO is intended as an investment vehicle for those investors seeking long term capital growth and is not intended as a complete investment program.

Investment in Real Estate Securities. SC-EURO will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-EURO may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  Additionally, SC-EURO could conceivably own real estate directly as a result of a default on debt securities that it owns. If SC-EURO has rental income or income from the disposition of such real estate, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxation."

Foreign Securities. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. SC-EURO may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

  Brokerage commissions, custodial services and other costs relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of SC-EURO are uninvested and no return is earned thereon. The inability of SC-EURO to make intended security purchases due to settlement problems could cause SC-EURO to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-EURO due to subsequent declines in value of the portfolio security or, if SC-EURO has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which SC-EURO may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. SC-EURO could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  SC-EURO usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when SC-EURO converts assets from one currency to another.

Repurchase Agreements. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, SC-EURO may experience delay or difficulty in exercising its rights under the security and may incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Borrowing. SC-EURO may borrow to the extent permitted above. Borrowing may exaggerate the effect on SC-EURO's net asset value of any increase or decrease in the value of SC-EURO's portfolio securities. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Futures and Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any future or options contract may not be available when a futures position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in SC-EURO's portfolio. Successful use of futures or options contracts is further dependent on SC (US) Management's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations.

Depositary Receipts. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of SC-EURO's investment policies, SC-EURO's investment in Depositary Receipts will be deemed to be investments in the underlying securities.

Other Risks. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.


                   NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

  SC-EURO intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-EURO is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-EURO intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve SC-EURO of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-EURO will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-EURO's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-EURO will not own more than 10% of the outstanding voting securities of a single issuer. SC-EURO's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-EURO, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-EURO may present greater risk to an investor than an investment in a diversified company.

  SC-EURO anticipates that its annual portfolio turnover rate will not exceed 100%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 100% occurs, for example, when all of the securities held by SC-EURO are replaced one time in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-EURO. High portfolio turnover may result in the realization of net short-term capital gains by SC-EURO which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                             MANAGEMENT OF SC-EURO

BOARD OF DIRECTORS

  The overall management of the business and affairs of SC-EURO is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-EURO and persons or companies furnishing services to it, including SC-EURO's agreements with SC (US) Management, its custodian and transfer agent. The management of SC-EURO's day-to-day operations is delegated to its officers and SC (US) Management, subject always to the investment objectives and policies of SC-EURO and to general supervision by the Board of Directors. Although SC-EURO is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-EURO's Articles of Incorporation. The three Directors and [_____] officers of SC-EURO and their principal occupations are set forth below.

Stephen F. Kasbeer            Director; retired Senior Vice President for
                              Administration and Treasurer of Loyola University, Chicago.

Anthony R. Manno Jr.          Chairman of the Board of Directors, Managing Director and
                              President; Managing Director and President of SC (US) Management.

George F. Keane               Director; Chairman of the Board of Trigen Energy
                              Corporation; former Chief Executive of the Common Fund and Endowment Realty
                              Investors.

John H. Gardner, Jr.          Managing Director; Managing Director of SC (US)
                              Management.

Andrew N. Walker              Vice President.

Christophe Tanghe             Vice President.

Jeremy Plummer                Vice President.

Jeffrey C. Nellessen          Vice President, Secretary and Treasurer; Vice
                              President, Secretary and Treasurer of SC (US) Management.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-EURO under the overall supervision and control of the Directors of SC-EURO. SC (US) Management was formed in December 1996, and is registered as an investment adviser with the SEC. Its principal officers include Anthony R. Manno, Jr., Managing Director and President, and John H. Gardner, Jr., Managing Director. SC (US) Management is a wholly-owned subsidiary of Security Capital Group, a real estate research, investment and management company.


SC (EU) MANAGEMENT

  Security Capital (EU) Management Group S.A. ("SC (EU) Management") has been retained by SC (US) Management to provide SC (US) Management with proprietary real estate research and on-going analysis of opportunities for investment in the equity securities of European issuers. SC (EU) Management is a corporation organized under Belgian law and an indirect, wholly-owned subsidiary of Security Capital Group.


                       INVESTMENT ADVISORY AGREEMENT AND
                          RESEARCH SERVICES AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-EURO's portfolio, subject to the general supervision of SC-EURO's Board of Directors. SC (US) Management also provides persons satisfactory to the Directors of SC-EURO to serve as officers of SC-EURO. Such officers, as well as certain other employees and Directors of SC-EURO, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-EURO Class I shares pay SC (US) Management a monthly management fee in an amount equal to .70% of the average daily net assets of SC-EURO Class I shares (approximately .70% on an annual basis). Under a separate agreement SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class I total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, at no more than 1.10% of the value of SC-EURO's average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-EURO Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) clerical, accounting and other office costs, (d) costs of printing SC-EURO's prospectus for existing shareholders and shareholder reports, (d) costs of maintaining SC-EURO's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and
(i) upon the approval of SC-EURO's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-EURO shares pays the portion of SC-EURO expenses attributable to its operations.

  SC (US) Management has entered into a research services agreement ("Research Services Agreement") with SC (EU) Management pursuant to which SC (EU) Management provides SC (US) Management with proprietary real estate research and ongoing analysis of opportunities for investment in the equity securities of European issuers. This research is analyzed by SC (US) Management in identifying attractive growth in country markets and real estate sectors and is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio. SC (US) Management pays SC (EU) Management for the provision of such research and analytical services. Payment of this fee is an obligation of SC (US) Management and not a direct obligation of SC-EURO.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-EURO (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-EURO, including (i) providing office space, telephone, office equipment and supplies for SC-EURO;
(ii) paying compensation of SC-EURO's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-EURO; (iv) supervising preparation of the periodic updating of SC-EURO's Prospectus and SAI for existing shareholders; (v) supervising preparation of quarterly reports to SC-EURO's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-EURO's investment portfolio and the publication of the net asset value of SC-EURO's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-EURO, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-EURO; (ix) maintaining books and records for SC-EURO (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-EURO's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-EURO's Board of Directors, SC (US) Management has caused SC-EURO to retain [_______] (the "Sub-Administrator") as sub-administrator under a service agreement ("Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-EURO's net asset value and preparing such figures for publication, maintaining certain of SC-EURO's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-EURO's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-EURO pays the Sub-Administrator a monthly administration fee at the annual rate of [______%].

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-EURO under the Sub-Administration Agreement, subject to the overall authority of SC-EURO's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-EURO at the annual rate of 0.2% of the value of the average daily net assets of the Fund.

                        DISTRIBUTION AND SERVICING PLAN

  SC-EURO has adopted a Distribution and Servicing Plan ("Plan") with respect to SC-EURO's Class I shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-EURO pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of SC-EURO's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-EURO's average daily net assets for Class I shares .

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class I shares and for providing certain services to Class I shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-EURO understands that these third parties may also charge fees to their clients who are beneficial owners of SC-EURO Class I shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                       DETERMINATION OF NET ASSET VALUE

  The net asset value per share of SC-EURO's Class I shares is determined as of the scheduled closing time of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by adding the market value of all securities in SC-EURO's portfolio and other assets represented by Class I shares, subtracting liabilities incurred or accrued allocable to Class I shares, and dividing by the total number of SC-EURO's Class I shares then outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or quoted on a quotation system of a national securities association is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of SC-EURO's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Foreign securities that are not traded on an exchange, securities for which market quotations are not readily available and other assets are valued at fair value as determined by SC-EURO's management and approved in good faith by the Board of Directors.


                              PURCHASE OF SHARES

  Class I shares of SC-EURO are being offered to investors whose minimum investment is $250,000. Class I shares of SC-EURO may be purchased through any dealer which has entered into a sales agreement with the Distributor or [____________], SC-EURO's Transfer Agent.

  The minimum initial investment in SC-EURO is $250,000. Subsequent investments in the amount of at least $20,000 may be made by mail or by wire.

  Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-EURO will become effective at the net asset value per share next determined after receipt of payment. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I shares are being purchased.

  By investing in SC-EURO, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.


INITIAL INVESTMENT

  Class I shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital European Real Estate Shares Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: [________________________]. Overnight mail should be sent to the following address: Security Capital European Real Estate Shares Incorporated, [__________________]. SC-EURO does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-EURO. Do not mail letters by overnight courier to the post office box.

  If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-EURO shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  If a shareholder's check does not clear, a service fee of [$____] will be charged. Such shareholder will also be responsible for any losses suffered by SC-EURO as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-EURO and are not binding until so accepted. SC-EURO reserves the right to decline or accept a purchase order application in whole or in part in its absolute discretion.

WIRE PURCHASES

  Shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

        Wire to:           [________________]



        Credit:            [________________]



        Further Credit:    Security Capital European Real Estate Shares
                           Incorporated (shareholder account number)
                           (shareholder name/account registration)

  Please call [_____________] prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. SC-EURO is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.


TELEPHONE PURCHASES

  Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-EURO account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS I SHARES.

AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-EURO Class I shares from a bank checking or NOW account. SC-EURO will reduce the minimum initial investment to [$________] if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, the appropriate section in SC-EURO's application must be completed. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than [$___]), SC-EURO reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-EURO will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-EURO has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $20,000 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-EURO account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-EURO in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

SUBSEQUENT INVESTMENTS

  Additional investments in SC-EURO of at least $20,000 may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital European Real Estate Shares Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call [1-800-______________] for complete wiring instructions.


                             REDEMPTION OF SHARES

  A shareholder may request redemption of part or all of his or her Class I shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-EURO normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-EURO may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-EURO of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."


REDEMPTION BY TELEPHONE

  Shares may also be redeemed by calling the Transfer Agent at [1-800________]. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-EURO reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-EURO will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-EURO reserves the right to refuse a telephone redemption request.


REDEMPTION BY MAIL

  For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her shares (or a fixed dollar amount) at net asset value to SC-EURO's Transfer Agent: [__________]. Overnight mail should be sent to Security Capital European Real Estate Shares Incorporated,
[__________________].   Requests for redemption must be signed exactly as the
shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to [________________] together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a [$_________] service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-EURO does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC-EURO. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-EURO or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.


OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-EURO may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-EURO not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-EURO on not less than 30 days' notice (60 days, in the case of an Automatic Investment Plan account) if, at the time of any redemption of shares in his or her account, the value of the remaining shares in the account falls below [$________]. UPON ANY SUCH TERMINATION, A CHECK FOR THE REDEMPTION PROCEEDS WILL BE SENT TO THE ACCOUNT OF RECORD WITHIN SEVEN BUSINESS DAYS OF THE REDEMPTION. HOWEVER, IF A SHAREHOLDER IS AFFECTED BY THE EXERCISE OF THIS RIGHT, HE OR SHE WILL BE ALLOWED TO MAKE ADDITIONAL INVESTMENTS PRIOR TO THE DATE FIXED FOR REDEMPTION TO AVOID LIQUIDATION OF THE ACCOUNT.


CONVERSION FEATURE

  A Class I shareholder who fails to satisfy minimum account balance requirements may elect to convert Class I shares to Class R shares. Class I shares will be converted to Class R shares at the next determined net asset value for Class I shares and Class R shares after the receipt by the distributor of a written conversion request. SC-EURO does not charge a fee to process conversions. SC-EURO reserves the right to reject any conversion request in whole or in part. The conversion feature may be modified or terminated at any time upon notice to SC-EURO Class I shareholders.


                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-EURO's investment income will be declared and distributed quarterly. SC-EURO intends to distribute net realized capital gains, if any, at least annually although SC-EURO's Board of Directors may in the future determine to retain net realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-EURO's distribution policies for SC-EURO and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-EURO based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-EURO, including the status of distributions under applicable state or local law.


FEDERAL INCOME TAXES

  SC-EURO intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-EURO distributes its taxable income and net capital gains to its shareholders, qualification as a regulated investment company relieves SC-EURO of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-EURO. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-EURO at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-EURO is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-EURO to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

  Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-EURO during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-EURO will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gains distribution with respect to shares of SC-EURO held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-EURO will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-EURO, or the Secretary of the Treasury notifies SC-EURO that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained in the SAI.

STATE AND LOCAL TAXES

  SC-EURO distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-EURO.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  SC-EURO was incorporated on December 4, 1997 under Maryland law. SC-EURO is authorized to issue 50,000,000 shares of Common Stock, $.01 par value per share. SC-EURO's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-EURO's Common Stock and reclassify and issue any unissued shares of SC-US. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. Pursuant to this authority, the Board of Directors of SC-EURO has authorized the issuance of two classes of shares; Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each Class pays its proportionate share of SC-EURO expenses.

   Both classes of SC-EURO shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of SC-EURO. Both classes of SC-EURO shares when duly issued will be fully paid and nonassessable. The rights of the holders of shares of Class I shares may not be modified except by the vote of a majority of all Class I shares outstanding. Class I shareholders have exclusive voting rights with respect to matters relating solely to Class I shares. Class I shareholders vote separately from Class R shareholders on matters in which the interests of Class I shareholders differ from the interests of Class R shareholders.

  SC-EURO is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-EURO. SC-EURO will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.


                          CUSTODIAN AND TRANSFER AGENT

  [______________], which has its principal business address at [__________________], has been retained to act as Custodian of SC-EURO's investments. [_______________], which has its principal business address at [___________________], has been retained to serve as SC-EURO's Transfer Agent. Neither [_____________] nor [_____________] have any part in deciding SC-EURO's investment policies or which securities are to be purchased or sold for SC-EURO's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-EURO ends on December 31 of each year. SC-EURO will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-EURO's independent accountants, will be sent to shareholders each year.


                            PERFORMANCE INFORMATION

  From time to time, SC-EURO may advertise its "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-EURO Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-EURO's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-EURO during the period are reinvested in Class I shares of SC-EURO. Figures will be given for recent one-, five-and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-EURO's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-EURO's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-EURO also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-EURO's Class I shares for the specific period (again reflecting changes in SC-EURO's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI further describes the methods used to determine SC-EURO's performance.


                             ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-EURO at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-EURO with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

********************************************************************************
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
********************************************************************************


PROSPECTUS
----------


                                     LOGO
                                     ----

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

  Security Capital European Real Estate Shares Incorporated ("SC-EURO") is an open-end, non-diversified, no-load, management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile returns as compared with other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-EURO. Security Capital
(EU) Management Group S.A. ("SC (EU) Management") provides real estate research and analytical services to SC (US) Management in connection with the management of SC-EURO's investment portfolio.

  By this Prospectus, SC-EURO is offering Class R shares. SC-EURO also offers another class of shares which has different expenses which would affect performance. Investors desiring to obtain information about SC-EURO's other class of shares should call [1-800-________] (toll free) or ask their sales representatives or SC-EURO's distributor. This Prospectus provides you with information specific to the Class R shares of SC-EURO. It contains information you should know before you invest in SC-EURO.

  INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

  An investment in SC-EURO should not be the sole source of investment for a shareholder. Rather, an investment in SC-EURO should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-EURO is designed for long-term investors, and not for investors who intend to liquidate their investments after a short period of time.

  This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-EURO. A Statement of Additional Information ("SAI") dated [________, 1997,] containing additional and more detailed information about SC-EURO has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling SC-EURO's Sub-Administrator at: [_______________],

  THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              [ ________, 1997 ]

                  TABLE OF CONTENTS

                                                       PAGE
                                                       ----
Expenses.............................................     2

Investment Objectives and Policies...................     4

Investment Strategy..................................     5

Hedging and Other Portfolio Strategies...............     6

Risk Factors.........................................     8

Non-Diversified Status; Portfolio Turnover...........    10

Management of SC-EURO................................    11

Investment Advisory Agreement and Research Services
Agreement............................................    12


Administrator and Sub-Administrator..................    13

Distribution and Servicing Plan......................    13

Determination of Net Asset Value.....................    14

Purchase of Shares...................................    14

Redemption of Shares.................................    17

Dividends and Distributions..........................    19

Taxation.............................................    19

Organization and Description of Capital Stock........    20

Custodian and Transfer Agent.........................    21

Reports to Shareholders..............................    21

Performance Information..............................    21

Additional Information...............................    22

                                   EXPENSES


SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-EURO.


ANNUAL SC-EURO OPERATING EXPENSES

  The Class R shares of SC-EURO pay for certain expenses attributable to Class R shares directly out of SC-EURO's Class R assets. These expenses are related to management of SC-EURO, administration and other services. For example, SC-EURO pays an advisory fee and an administrative fee to SC (US) Management. SC-EURO also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-EURO's Class R assets to calculate SC-EURO's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-EURO and the portion of SC-EURO's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-EURO's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-EURO's average annual net assets for such fiscal year are [$___ MILLION]. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-EURO's assets.

                                   FEE TABLE

Shareholder Transaction Expenses:
     Maximum sales charge on purchases and reinvested distributions...................   None
     Redemption fee(1)................................................................   None
Annual SC-EURO Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
     Management fees(2)...............................................................    .70%
     12b-1 fees.......................................................................    .25%
     Other expenses...................................................................    .30%
     Total SC-EURO operating expenses(2)..............................................   1.25%

                                 -------------

(1) SC-EURO's transfer agent charges a service fee of [$_______] for each wire redemption.
(2) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class R total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.25% of the value of SC-EURO's Class R average daily net assets for the year ending December 31, 1998.

EXAMPLES

                                                    ONE     THREE
                                                    YEAR    YEARS
                                                    ----    -----
A shareholder would bear the following expenses
on a $1,000 investment, assuming a five percent
annual return and operating expenses as outlined
in the fee table above
                                                     $        $
                                                      ---      ---

[TO BE FILED BY AMENDMENT]

                      INVESTMENT OBJECTIVES AND POLICIES

  SC-EURO's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile results as compared to other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. SC-EURO's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-EURO's policies, other than its investment objective and the investment restrictions described below, are fundamental; these non-fundamental policies may be changed by SC-EURO's Board of Directors without shareholder approval. There can be no assurance that SC-EURO's investment objective will be achieved.

  Under normal conditions, SC-EURO will invest at least 65% of its assets in the equity securities of publicly-traded real estate companies located primarily in European nations. Such equity securities will consist of (1) common stocks, (2) rights or warrants to purchase common stocks, (3) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the security's value, and (4) preferred stocks. SC-EURO will invest only in real estate companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and hotels or that have at least 50% of their assets invested in such real estate. SC-EURO also may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates.

  SC-EURO may, from time to time, invest in debt securities of issuers in the real estate industry. Debt securities purchased by SC-EURO will be rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") or, if not so rated, believed by SC (US) Management to be of comparable quality, and may have an average weighted maturity of up to 30 years.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-EURO will deviate from its investment objective and invest without limit in money market securities, denominated in dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, such as: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by Moody's, or A or better by S&P or, if unrated, of comparable quality as determined by SC (US) Management; and repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, SC-EURO also may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; provided that SC-EURO will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

  SC-EURO is subject to certain investment restrictions that are fundamental and, therefore, may not be changed without shareholder approval. Among other things, SC-EURO will not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-EURO's Board of Directors. If SC-EURO invests in securities issued by a real estate company that is controlled by Security Capital Group or any of its affiliates, such securities will be treated as illiquid securities. SC-EURO also may not invest directly in real estate. See SC-EURO's SAI for further discussion of SC-EURO's fundamental investment restrictions.

  SC-EURO was incorporated under Maryland law on December 4, 1997.


                              INVESTMENT STRATEGY

                    REAL ESTATE SECURITIES INDUSTRY OUTLOOK

  SC (US) Management believes that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the last five years in the U.S., which will create significant opportunities. Direct investment of equity capital in real estate will decrease further while investments in publicly-traded real estate operating companies are increasing. The aggregate equity market capitalization of real estate in Europe has increased from $100 billion at December 31, 1992 to [$____] billion at ________, 1997]. This increasing securitization of the real estate industry throughout Europe, primarily in the form of real estate operating companies, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.


               A RESEARCH-DRIVEN TOP DOWN AND BOTTOM UP APPROACH

  SC-EURO seeks to achieve top-quartile returns by investing primarily in European real estate operating companies which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of top down real estate market research and bottom up operating company cash flow modeling.

  Top Down Real Estate Market Research. SC (US) Management is uniquely positioned to access meaningful, proprietary real estate research collected at the country market, city sub-market and property-specific level. Non-U.S. country market research and analysis, which is provided to SC (US) Management by SC (EU) Management and other operating professionals within the Security Capital affiliate company network, assists SC (US) Management in identifying attractive growth in country markets and real estate sectors. This research and analysis is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio and to identify country markets reaching a "marginal turning point." The country market research conducted by SC-EURO includes a comprehensive evaluation of real estate supply and demand factors such as population and economic trends, customer and industry needs, capital flows and building permit and construction data on a country market and city sub-market basis and by product type. Specifically, primary country market research evaluates normalized cash flow lease economics -- accounting for capital costs -- to determine whether the core economy of a country market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC (US) Management believe it can identify country markets and/or city sub-markets, and thus, real estate operating companies, with potential for higher than average growth prospects.

  Bottom Up Real Estate Operating Company Cash Flow Modeling. SC (US) Management believes that analyzing the cash flow profile -- the quality and growth potential -- of a real estate company, both historically and prospectively, is another fundamental step toward identifying above-average growth opportunities. SC (US) Management believes that cash flow is helpful in understanding a real estate portfolio in that such calculation reflects cash flow from operations and the real estate's ability to support interest payments and general operating expenses before the impact of certain activities, such as gains or losses from sales of real estate and changes in accounts receivable and accounts payable.

The real estate operating valuation models utilized by SC (US) Management integrate real estate market research with analysis on specific real estate portfolios in order to establish an independent value of the underlying sources of a real estate company's cash flow. Certain models measure and compare the impact of specific factors on cash flow growth expectations. The data from all valuation models is ultimately integrated and reviewed in order to identify real estate operating companies with significant potential for growth.


                    HEDGING AND OTHER PORTFOLIO STRATEGIES

  SC-EURO also may from time to time use certain of the investment techniques described below to achieve its objectives. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by SC-EURO in some of the markets in which SC-EURO will invest and SC-EURO does not expect to use them extensively.

Repurchase Agreements. When SC-EURO acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase amount which reflects an agreed-upon rate of return, and is not tied to the coupon rate on the underlying security.

Borrowing. SC-EURO may borrow up to 33-1/3% of the value of its assets to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), SC-EURO is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of SC-EURO's portfolio are disadvantageous from an investment standpoint.

Loans of Portfolio Securities. SC-EURO may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. SC-EURO may terminate the loans at any time and obtain the return of the securities loaned within five business days. SC-EURO will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Options on Securities and Stock Indices. In order to increase its return or to hedge all or a portion of its portfolio investments, SC-EURO may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that gives the purchaser the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. SC-EURO may write a call or put option only if the option is "covered." This means that so long as SC-EURO is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if SC-EURO maintains liquid assets with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of SC-EURO. SC-EURO will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts. SC-EURO may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-EURO from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-EURO will enter into forward contracts only under two circumstances. First, when SC-EURO enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when SC (US) Management believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, SC-EURO may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of SC-EURO's portfolio securities denominated in such foreign currency. The second investment practice is in general referred to as "cross-hedging." SC-EURO's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

Futures Contracts. For hedging purposes only, SC-EURO may buy and sell financial futures contracts, stock and bond index futures contracts, and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When SC-EURO enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when SC-EURO enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies--Futures Contracts" in the SAI.

  SC-EURO may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The value of the underlying securities on which futures will be written at any one time may not exceed 25% of the total assets of SC-EURO.

Depositary Receipts. SC-EURO may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Short Sales. SC-EURO reserves the right to engage in short sale transactions in securities listed on one or more foreign or U.S. securities exchanges. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-EURO incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-EURO purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-EURO is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-EURO may also engage in short sales against the box, which involves selling a security SC-EURO holds in its portfolio for delivery at a specified date in the future. SC-EURO will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-EURO's net assets (taken at market value). See SC-EURO's SAI for further discussion of short sales and short sales against the box.


                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in SC-EURO, nor can there be an assurance that SC-EURO's investment objectives will be attained. As with any investment in securities, the value of, and income from, an investment in SC-EURO can decrease as well as increase depending on a variety of factors which may affect the values and income generated by SC-EURO's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of SC-EURO will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which SC-EURO is invested may also be reflected in declines in the price of shares of SC-EURO. Changes in currency valuations will also affect the price of shares of SC-EURO. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by SC-EURO generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by SC (US) Management will not always be profitable or prove to have been correct. SC-EURO is intended as an investment vehicle for those investors seeking long term capital growth and is not intended as a complete investment program.

Investment in Real Estate Securities. SC-EURO will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-EURO may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  Additionally, SC-EURO could conceivably own real estate directly as a result of a default on debt securities that it owns. If SC-EURO has rental income or income from the disposition of such real estate, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxation."

Foreign Securities. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. SC-EURO may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

  Brokerage commissions, custodial services and other costs relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of SC-EURO are uninvested and no return is earned thereon. The inability of SC-EURO to make intended security purchases due to settlement problems could cause SC-EURO to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-EURO due to subsequent declines in value of the portfolio security or, if SC-EURO has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which SC-EURO may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. SC-EURO could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  SC-EURO usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when SC-EURO converts assets from one currency to another.

Repurchase Agreements. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, SC-EURO may experience delay or difficulty in exercising its rights under the security and may incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Borrowing. SC-EURO may borrow to the extent permitted above. Borrowing may exaggerate the effect on SC-EURO's net asset value of any increase or decrease in the value of SC-EURO's portfolio securities. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Futures and Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any future or options contract may not be available when a futures position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in SC-EURO's portfolio. Successful use of futures or options contracts is further dependent on SC (US) Management's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations.

Depositary Receipts. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of SC-EURO's investment policies, SC-EURO's investment in Depositary Receipts will be deemed to be investments in the underlying securities.

Other Risks. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.


                  NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

  SC-EURO intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-EURO is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-EURO intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve SC-EURO of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-EURO will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-EURO's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-EURO will not own more than 10% of the outstanding voting securities of a single issuer. SC-EURO's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-EURO, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-EURO may present greater risk to an investor than an investment in a diversified company.

  SC-EURO anticipates that its annual portfolio turnover rate will not exceed 100%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 100% occurs, for example, when all of the securities held by SC-EURO are replaced one time in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-EURO. High portfolio turnover may result in the realization of net short-term capital gains by SC-EURO which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                             MANAGEMENT OF SC-EURO

BOARD OF DIRECTORS

  The overall management of the business and affairs of SC-EURO is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-EURO and persons or companies furnishing services to it, including SC-EURO's agreements with SC (US) Management, its custodian and transfer agent. The management of SC-EURO's day-to-day operations is delegated to its officers and SC (US) Management, subject always to the investment objectives and policies of SC-EURO and to general supervision by the Board of Directors. Although SC-EURO is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-EURO's Articles of Incorporation. The three Directors and [_______] officers of SC-EURO and their principal occupations are set forth below.

Stephen F. Kasbeer        Director; retired Senior Vice President for
                          Administration and Treasurer of Loyola University,
                          Chicago.

Anthony R. Manno Jr.      Chairman of the Board of Directors, Managing Director
                          and President; Managing Director and President of SC
                          (US) Management.

George F. Keane           Director; Chairman of the Board of Trigen Energy
                          Corporation; former Chief Executive of the Common Fund
                          and Endowment Realty Investors.

John H. Gardner, Jr.      Managing Director; Managing Director of SC (US)
                          Management.

Andrew N. Walker          Vice President.

Christopher Tanghe        Vice President.

Jeremy Plummer            Vice President.

Jeffrey C. Nellessen      Vice President, Secretary and Treasurer; Vice
                          President, Secretary and Treasurer of SC (US)
                          Management.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-EURO under the overall supervision and control of the Directors of SC-EURO. Its principal officers include Anthony R. Manno Jr., Managing Director and President and John H. Gardner, Jr., Managing Director. SC (US) Management was formed in December 1996, and is registered as an investment adviser with the SEC. SC (US) Management is a wholly-owned subsidiary of Security Capital Group, a real estate research, investment and management company.


SC (EU) MANAGEMENT

  Security Capital (EU) Management Group S.A. ("SC (EU) Management") has been retained by SC (US) Management to provide SC (US) Management with proprietary real estate research and on-going analysis of opportunities for investment in the equity securities of European issuers. SC (EU) Management is a corporation organized under Belgian law and an indirect, wholly-owned subsidiary of Security Capital Group.

                       INVESTMENT ADVISORY AGREEMENT AND
                          RESEARCH SERVICES AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-EURO's portfolio, subject to the general supervision of SC-EURO's Board of Directors. SC (US) Management also provides persons satisfactory to the Directors of SC-EURO to serve as officers of SC-EURO. Such officers, as well as certain other employees and Directors of SC-EURO, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-EURO Class R shares pay SC (US) Management a monthly management fee in an amount equal to .70% of the average daily net assets of SC-EURO Class R shares (approximately .70% on an annual basis). Under a separate agreement SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class R total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, at no more than 1.25% of the value of SC-EURO's average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-EURO Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) clerical, accounting and other office costs, (d) costs of printing SC-EURO's prospectus for existing shareholders and shareholder reports, (d) costs of maintaining SC-EURO's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees, and (j) upon the approval of SC-EURO's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-EURO shares pays the portion of SC-EURO expenses attributable to its operations.

  SC (US) Management has entered into a research services agreement ("Research Services Agreement") with SC (EU) Management pursuant to which SC (EU) Management provides SC (US) Management with proprietary real estate research and ongoing analysis of opportunities for investment in the equity securities of European issuers. This research is analyzed by SC (US) Management in identifying attractive growth in country markets and real estate sectors and is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio. SC
(US) Management pays SC (EU) Management for the provision of such research and analytical services. Payment of this fee is an obligation of SC (US) Management and not a direct obligation of SC-EURO.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-EURO (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-EURO, including (i) providing office space, telephone, office equipment and supplies for SC-EURO;
(ii) paying compensation of SC-EURO's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-EURO; (iv) supervising preparation of the periodic updating of SC-EURO's Prospectus and SAI for existing shareholders; (v) supervising preparation of quarterly reports to SC-EURO's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-EURO's investment portfolio and the publication of the net asset value of SC-EURO's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-EURO, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-EURO; (ix) maintaining books and records for SC-EURO (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-EURO's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-EURO's Board of Directors, SC (US) Management has caused SC-EURO to retain [__________] (the "Sub-Administrator") as sub-administrator under a service agreement ("Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-EURO's net asset value and preparing such figures for publication, maintaining certain of SC-EURO's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-EURO's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-EURO pays the Sub-Administrator a monthly administration fee at the annual rate of [______%].

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-EURO under the Sub-Administration Agreement, subject to the overall authority of SC-EURO's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-EURO at the annual rate of 0.2% of the value of the average daily net assets of the Fund.


                        DISTRIBUTION AND SERVICING PLAN

  SC-EURO has adopted a Distribution and Servicing Plan ("Plan") with respect to SC-EURO's Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-EURO pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of SC-EURO's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-EURO's average daily net assets for Class R shares.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-EURO understands that these third parties may also charge fees to their clients who are beneficial owners of SC-EURO Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of SC-EURO's Class R shares is determined as of the scheduled closing time of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by adding the market value of all securities in SC-EURO's portfolio and other assets represented by Class R shares, subtracting liabilities incurred or accrued allocable to Class R shares, and dividing by the total number of SC-EURO's Class R shares then outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or quoted on a quotation system of a national securities association is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of SC-EURO's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Foreign securities that are not traded on an exchange, securities for which market quotations are not readily available and other assets are valued at fair value as determined by SC-EURO's management and approved in good faith by the Board of Directors.


                              PURCHASE OF SHARES

  Class R shares of SC-EURO may be purchased through any dealer which has entered into a sales agreement with Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-EURO's shares (the
"Distributor"). [_____________], SC-EURO's Transfer Agent, may also accept purchase applications.

  The minimum initial investment in SC-EURO is $2,500. Subsequent investments in the amount of at least $250 may be made by mail or by wire. For individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code, the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below), the minimum investment is $250. These minimums can be changed or waived by SC-EURO at any time. A shareholder will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

  Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-EURO will become effective at the net asset value per share next determined after receipt of payment. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

  By investing in SC-EURO, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.


INITIAL INVESTMENT

  Class R shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital European Real Estate Shares Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: [________________________]. Overnight mail should be sent to the following address: Security Capital European Real Estate Shares Incorporated, [__________________]. SC-EURO does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-EURO. Do not mail letters by overnight courier to the post office box.

  If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-EURO shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  If a shareholder's check does not clear, a service fee of [$______] will be charged. Such shareholder will also be responsible for any losses suffered by SC-EURO as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-EURO and are not binding until so accepted. SC-EURO reserves the right to decline or accept a purchase order application in whole or in part in its absolute discretion.

WIRE PURCHASES

  Shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:              [________________]



Credit:               [________________]


Further Credit:       Security Capital European Real Estate Shares Incorporated
                      (shareholder account number)
                      (shareholder name/account registration)

  Please call [_____________] prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. SC-EURO is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.


TELEPHONE PURCHASES

  Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-EURO account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS R SHARES.


AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-EURO from a bank checking or NOW account. SC-EURO will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, the appropriate section in SC-EURO's application must be completed. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500, SC-EURO reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-EURO will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-EURO has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of [$_____] will be deducted from a shareholder's SC-EURO account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or if, prior to notifying SC-EURO in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevents withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.]


SUBSEQUENT INVESTMENTS

  Additional investments in SC-EURO of at least $250 may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital European Real Estate Shares Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call [1-800-______________] for complete wiring instructions.


                             REDEMPTION OF SHARES

  A shareholder may request redemption of part or all of his or her Class R shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-EURO normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-EURO may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-EURO of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."


REDEMPTION BY TELEPHONE

  Shares may also be redeemed by calling the Transfer Agent at [1-800-________]. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-EURO reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-EURO will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-EURO reserves the right to refuse a telephone redemption request.


REDEMPTION BY MAIL

  For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her shares (or a fixed dollar amount) at net asset value to SC-EURO's Transfer Agent: [____________]. Overnight mail should be sent to Security Capital European Real Estate Shares Incorporated, [__________________]. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to [________________] together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a [$_________] service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-EURO does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC-EURO. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-EURO or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.


OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-EURO may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-EURO not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-EURO on not less than 30 days' notice (60 days, in the case of an Automatic Investment Plan account) if, at the time of any redemption of shares in his or her account, the value of the remaining shares in the account falls below $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code), and $500 in the case of an Automatic Investment Plan account. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-EURO's investment income will be declared and distributed quarterly. SC-EURO intends to distribute net realized capital gains, if any, at least annually although SC-EURO's Board of Directors may in the future determine to retain net realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-EURO's distribution policies for SC-EURO and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-EURO based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-EURO, including the status of distributions under applicable state or local law.


FEDERAL INCOME TAXES

  SC-EURO intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-EURO distributes its taxable income and net capital gains to its shareholders, qualification as a regulated investment company relieves SC-EURO of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-EURO. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-EURO at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-EURO is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-EURO to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

  Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-EURO during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-EURO will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gains distribution with respect to shares of SC-EURO held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-EURO will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-EURO, or the Secretary of the Treasury notifies SC-EURO that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained in the SAI.

STATE AND LOCAL TAXES

  SC-EURO distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-EURO.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  SC-EURO was incorporated on December 4, 1997 under Maryland law. SC-EURO is authorized to issue 50,000,000 shares of Common Stock, $.01 par value per share. SC-EURO's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-EURO's Common Stock and reclassify and issue any unissued shares of SC-US. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. Pursuant to this authority, the Board of Directors of SC-EURO has authorized the issuance of two classes of shares; Class I shares and Class R shares. Class R shares offer different services to shareholder and incur different expenses than Class I shares. Each class pays its proportionate share of SC-EURO expenses.

   Both classes of SC-EURO shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of SC-EURO. Both classes of SC-EURO shares when duly issued will be fully paid and nonassessable. The rights of the holders of shares of Class R shares may not be modified except by the vote of a majority of all Class R shares outstanding. Class R shareholders have exclusive voting rights with respect to matters relating solely to Class R shares. Class

R shareholders vote separately from Class R shareholders on matters in which the interests of Class R shareholders differ from the interests of Class R shareholders.

  SC-EURO is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-EURO. SC-EURO will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.


                         CUSTODIAN AND TRANSFER AGENT

  [________________], which has its principal business address at [__________], has been retained to act as Custodian of SC-EURO's investments. [___________], which has its principal business address at [________________], has been retained to serve as SC-EURO's Transfer Agent. Neither [________________] nor [________________] have any part in deciding SC-EURO's investment policies or which securities are to be purchased or sold for SC-EURO's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-EURO ends on December 31 of each year. SC-EURO will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-EURO's independent accountants, will be sent to shareholders each year.


                            PERFORMANCE INFORMATION

  From time to time, SC-EURO may advertise its "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-EURO Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-EURO's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-EURO during the period are reinvested in Class R shares of SC-EURO. Figures will be given for recent one-, five-and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-EURO's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-EURO's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-EURO also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-EURO's Class R shares for the specific period (again reflecting changes in SC-EURO's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI further describes the methods used to determine SC-EURO's performance.

                            ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-EURO at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-EURO with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

********************************************************************************
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
********************************************************************************


                                      LOGO


                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

                      STATEMENT OF ADDITIONAL INFORMATION

                                                              [__________, 1997]

  Security Capital European Real Estate Fund Incorporated ("SC-EURO") is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile total returns as compared with other mutual funds that invest in equity securities of publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-EURO. Security Capital (EU) Management Group S.A. ("SC (EU) Management") provides real estate research and analytical services to SC (US) Management in connection with the management of SC-EURO's portfolio.

  This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by SC-EURO's prospectus dated [________, 1997] (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling SC-EURO's Sub-Administrator,[____________] at [1-800-_____________].

                               Table of Contents

                                                             Page
                                                             ----
     Investment Objective and Policies                          2
     Risk Factors                                               5
     Investment Restrictions                                    7
     Management of SC-EURO                                      9
     Distribution and Servicing Plan                           16
     Determination of Net Asset Value                          17
     Redemption of Shares                                      18
     Portfolio Transactions and Brokerage                      18
     Taxation                                                  19
     Organization and Description of Capital Stock             22
     Distributor                                               22
     Custodian and Transfer Agent                              23
     Performance Information                                   23
     Counsel and Independent Accountants                       24
     Financial Statements                                      25

                      INVESTMENT OBJECTIVES AND POLICIES


  The following provides additional information about SC-EURO's investment policies and securities SC-EURO may purchase. This discussion supplements, and should be read in conjunction with, the information regarding SC-EURO's investment objectives and policies set forth in the Prospectus. Except as otherwise provided below under "Investment Restrictions," SC-EURO's investment policies are not fundamental and may be changed by SC-EURO's Board of Directors without the approval of the shareholders; however, SC-EURO will not change its investment policies without written notice to shareholders.


ILLIQUID SECURITIES

  Foreign securities may be illiquid to the extent they cannot be freely traded, such as when it is extremely unlikely or impossible for the securities to be sold promptly at approximately the price at which they are valued, or when there is an extended delay between the date of sale and the date on which the proceeds are available to SC-EURO. These problems arise more frequently in emerging markets than in developed foreign markets, typically as a result of one or more of the following market characteristics: (1) physical, as opposed to book-entry, securities environment; (2) lengthy or complicated registration process; (3) relatively low market capitalization; (4) relatively large proportion of thinly traded securities; (5) relatively short history of permitting foreign investors to participate in the securities market; (6) incompletely developed or untested securities, real estate or contract laws; or (7) repatriation restrictions or currency controls.

  If SC-EURO invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated ("Security Capital") or any of its affiliates (a "Security Capital controlled real estate company"), SC-EURO may be considered an affiliate of the issuer of such securities and therefore an underwriter as such term is defined in the Securities Act of 1933. SC-EURO's ability to resell such securities without registration may, therefore, be limited. In addition, because SC-EURO is an affiliate of Security Capital , SC-EURO's purchases and sales of securities issued by a Security Capital controlled U.S. real estate company may be netted against sales and purchases by Security Capital and any of its other affiliates of securities of the same issuer during the six months preceding or following SC-EURO's "opposite way" transactions for purposes of Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). If such netting results in a profit to Security Capital or any of its affiliates (including SC-EURO), Security Capital or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. Depending upon the timing of purchases and sales of securities of such an issuer by Security Capital and its affiliates, in order to avoid Security Capital or its affiliates (including SC-EURO) having to disgorge "profits" to the issuer of such securities, SC-EURO may not be able to purchase or sell securities of a Security Capital controlled real estate company, even when it might otherwise be advantageous for SC-EURO to do so. As a result, SC-EURO will treat such securities as illiquid securities.

  SC (US) Management will monitor the liquidity of securities in SC-EURO's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, SC (US) Management will consider, among other factors, the following:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

REPURCHASE AGREEMENTS

  Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. SC (US) Management will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon SC-EURO's ability to dispose of the underlying securities. SC-EURO will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board of Directors, i.e., banks or broker-dealers which have been determined by SC (US) Management to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.


FUTURES CONTRACTS

  SC-EURO may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

  SC-EURO may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

  At the time SC-EURO purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the futures contract will be deposited in a segregated account with the SC-EURO's custodian ("Custodian"). When writing a futures contract, SC-EURO will maintain with its Custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, SC-EURO may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting SC-EURO to purchase the same futures contract at a price no higher than the price of the contract written by SC-EURO (or at a higher price if the difference is maintained in liquid assets with SC-EURO's Custodian).


OPTIONS ON SECURITIES AND STOCK INDICES

  SC-EURO may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

  An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option.

  An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

  SC-EURO may write a call or put option only if the option is "covered." A call option on a security written by SC-EURO is covered if SC-EURO owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if SC-EURO holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by SC-EURO in cash or high grade U.S. government securities in a segregated account with its Custodian. A put option on a security written by SC-EURO is "covered" if SC-EURO maintains cash or fixed-income securities with a value equal to the exercise price in a segregated account with its Custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


FOREIGN CURRENCY HEDGING TRANSACTIONS

  In order to hedge against foreign currency exchange rate risks, SC-EURO may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. SC-EURO may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

  SC-EURO may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-EURO from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-EURO may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when SC-EURO believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of SC-EURO's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with SC-EURO's forward contracts an amount of SC-EURO's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, SC-EURO will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis.

  SC-EURO may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and SC-EURO could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to SC-EURO's position, SC-EURO may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by SC-EURO will be traded on U.S. and foreign exchanges or over-the-counter.

  SC-EURO may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of SC-EURO's portfolio securities or adversely affect the prices of securities that SC-EURO intends to purchase at a later date. The successful use of currency futures will usually depend on SC (US) Management's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, SC-EURO may not achieve the anticipated benefits of foreign currency futures or may realize losses.


                                 RISK FACTORS

FOREIGN SECURITIES

  There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Accounting or financial reporting standards, and auditing practices are generally not consistent among countries. As a result, foreign companies may be subject to requirements that are not comparable to those applicable to other foreign companies or to U.S. companies. Some foreign markets have substantially less volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

  Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict SC-EURO's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private real estate;
(vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) fluctuations in foreign currencies; and (viii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

  In addition, developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. The economies of certain developing countries also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

  SC-EURO endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when SC-EURO changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent SC-EURO from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

  SC-EURO may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which SC-EURO may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which SC-EURO's portfolio securities are denominated may have a detrimental impact on SC-EURO. SC-EURO's management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places SC-EURO's investments.

  The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

  The Board of Directors considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of SC-EURO's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board of Directors also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of SC
(US) Management, any losses resulting from the holding of SC-EURO's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that SC-EURO's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.


OPTIONS ON SECURITIES AND STOCK INDICES

  SC-EURO will cover call options on stock indices by owning securities whose price changes, in the opinion of SC (US) Management, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where SC-EURO covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, SC-EURO will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. SC-EURO will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

  SC-EURO will receive a premium from writing a put or call option, which increases SC-EURO's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which SC-EURO has written a call option falls or remains the same, SC-EURO will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, SC-EURO will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in SC-EURO's stock investments. By writing a put option, SC-EURO assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase SC-EURO's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

  SC-EURO may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, SC-EURO will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of SC-EURO's investments does not decline as anticipated, or if the value of the option does not increase, SC-EURO's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of SC-EURO's security holdings being hedged.

  SC-EURO may purchase call options on individual securities to hedge against an increase in the price of securities that SC-EURO anticipates purchasing in the future. Similarly, SC-EURO may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when SC-EURO holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, SC-EURO will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

  There can be no assurance that a liquid market will exist when SC-EURO seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although SC-EURO may be able to offset to some extent any adverse effects of being unable to liquidate an option position, SC-EURO may experience losses as a result of such inability.


FOREIGN CURRENCY HEDGING TRANSACTIONS

  Forward contracts are not presently regulated by the Commodity Futures Trading Commission ("CTFC"), however, the CFTC may in the future assert authority to regulate forward contracts. In such event, SC-EURO's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for SC-EURO than if it had not engaged in such contracts.

  Additional risks may be involved with SC-EURO's special investment techniques, including borrowing for investment purposes. These risks are described under the heading "Risk Factors" in the Prospectus.


                            INVESTMENT RESTRICTIONS

  SC-EURO is subject to certain investment restrictions which are deemed fundamental policies of SC-EURO. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of SC-EURO's outstanding shares which means the vote of (i) 67% or more of SC-EURO's shares present at a meeting, if the holders of more than 50% of the outstanding shares of SC-EURO are present or represented by proxy, or (ii) more than 50% of SC-EURO's outstanding shares, whichever is less.

SC-EURO may not:

   1. Invest directly in real estate or interests in real estate (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in SC-EURO's Prospectus);

   2. Invest in any company for the purpose of exercising control or management;

   3. Act as an underwriter or issue senior securities;

   4. Loan money apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although SC-EURO may enter into repurchase agreements and lend its portfolio securities;

   5. Invest more than 15% of its net assets in illiquid securities, including securities of foreign companies that are not listed on a foreign securities exchange or a recognized U.S. exchange;

   6. Borrow money, except that SC-EURO may borrow money from banks in an amount not exceeding 33-1/3% of the value of SC-EURO's total assets (not including the amount borrowed), or pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of SC-EURO's total assets. SC-EURO may enter into repurchase agreements and lend its portfolio securities. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets;

   7. Participate on a joint or a joint and several basis in any trading account in securities;

   8. Invest more than 10% of its total assets in warrants. Warrants acquired in units or attached to securities are not included in this restriction.

  If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions. The investment restrictions do not preclude SC-EURO from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to SC-EURO by the issuer, unless such purchase would result in a violation of restriction 6.

                             MANAGEMENT OF SC-EURO

  The directors and officers of SC-EURO and their principal occupations during the past five years are set forth below. Directors deemed to be "interested persons" of SC-EURO for purposes of the Investment Company Act of 1940, as amended ("1940 Act") are indicated by an asterisk.

                                                                          PRINCIPAL
                                                                      OCCUPATIONS DURING
NAME AND ADDRESS                 OFFICE            AGE                THE PAST FIVE YEARS
Stephen F. Kasbeer              Director           72            Retired; Senior Vice President for
8 Bonanza Trail                                                  Administration and Treasurer of Loyola
Santa Fe, New Mexico 87505                                       University Chicago from 1981 to July
                                                                 1994, where he was responsible for
                                                                 administration, investment, real estate and
                                                                 treasurer functions, served as Chief
                                                                 Investment Officer, was Chairman of the
                                                                 Operations Committee, was a member of
                                                                 the Investment and Finance Committees of
                                                                 the Board of Trustees and was President
                                                                 and a Director of the Loyola Management
                                                                 Company.  Mr. Kasbeer received his J.D.
                                                                 from John Marshall Law School and his
                                                                 M.A. and B.S. from Northwestern
                                                                 University.

Anthony R. Manno Jr.*           Chairman,          45            Managing Director of SC (US)
11 South LaSalle Street         Managing                         Management since March 1997, where he
Chicago, Illinois 60603         Director and                     is responsible for overseeing all investment
                                President                        and capital allocation matters for SC(US)
                                                                 Management's public market securities
                                                                 activities and also responsible for company
                                                                 and industry analysis, market strategy and
                                                                 trading and reporting; from January 1995
                                                                 to March 1997, he was Managing Director
                                                                 of SC(US) Management, where he
                                                                 performed the same functions.  Mr. Manno
                                                                 was a member of the Investment
                                                                 Committee of Security Capital Group from
                                                                 March 1994 to June 1996.  Prior to joining
                                                                 Security Capital, Mr. Manno was a
                                                                 Managing Director of LaSalle Partners
                                                                 Limited from March 1980 to March 1994.
                                                                 Mr. Manno received his M.B.A. from the
                                                                 University of Chicago Graduate School of
                                                                 Business, an M.A. and a B.A. in
                                                                 Economics from Northwestern University
                                                                 and is a Certified Public Accountant.

                                                                          PRINCIPAL
                                                                      OCCUPATIONS DURING
NAME AND ADDRESS                 OFFICE            AGE                THE PAST FIVE YEARS
George F. Keane                 Director           68            Chairman of the Board of Trigen Energy
7408 Eaton Court                                                 Corporation since 1994.  As founding chief
University Park, Florida 34201                                   executive of The Common Fund in 1971
                                                                 and Endowment Realty Investors in 1988,
                                                                 Mr. Keane for many years headed an
                                                                 investment management service for
                                                                 colleges, universities and independent
                                                                 schools that managed $15 billion for 1,200
                                                                 educational institutions when he became
                                                                 President Emeritus of The Common Fund
                                                                 in 1993.  He has served as a member of
                                                                 the Investment Advisory Committee of the
                                                                 $75 billion New York State Common
                                                                 Retirement Fund since 1982.  He has been
                                                                 a Director of the RCB Trust Company
                                                                 since 1991, a Trustee of the Nicholas
                                                                 Applegate Investment Trust since 1993,
                                                                 and a Director of the Bramwell Funds
                                                                 since 1994.  He is also a Director of
                                                                 Universal Stainless & Alloy Products,
                                                                 Global Pharmaceutical Corporation, United
                                                                 Water Resources and United Properties
                                                                 Group, Gulf Resources Corporation, and
                                                                 the Universal Bond Fund, and is an advisor
                                                                 to Associated Energy Managers.  Mr.
                                                                 Keane also serves as a Trustee of his alma
                                                                 mater, Fairfield University, and as a
                                                                 and Chairman of the Investment
                                                                 Committee of the United Negro College
                                                                 Fund. [EDUCATION]

                                                                          PRINCIPAL
                                                                      OCCUPATIONS DURING
NAME AND ADDRESS                 OFFICE            AGE                THE PAST FIVE YEARS
John H. Gardner, Jr.            Vice President     43            Managing Director of SC (US)
11 South LaSalle Street                                          Management Group since July, 1997.
Chicago, IL 60603                                                Prior thereto, Director of Security Capital
                                                                 Pacific Trust ("PTR") and the PTR REIT
                                                                 Manager from February 1995 to June
                                                                 1997 and Senior Vice President of Security
                                                                 Capital Atlantic Incorporated
                                                                 ("ATLANTIC"), PTR and the PTR REIT
                                                                 Manager from September 1994 to June
                                                                 1997 where he had overall responsibility
                                                                 for asset management and multifamily
                                                                 dispositions.  Prior to joining Security
                                                                 Capital, Mr. Gardner was with Copley
                                                                 Real Estate Advisors as a Managing
                                                                 Director and Principal responsible for
                                                                 portfolio management from January 1991
                                                                 to September 1994 and as a Vice President
                                                                 and Principal of asset management from
                                                                 December 1984 to December 1990.
                                                                 From July 1977 to November 1984, Mr.
                                                                 Gardner was a Real Estate Manager
                                                                 with the John Hancock Companies.  Mr.
                                                                 Gardner received his M.S. in Computer
                                                                 Information Systems from Bentley College
                                                                 and his B.S. in Accounting from Stonehill
                                                                 College.

Andrew N. Walker                Vice President     [ ]           Vice President of Security Capital U.S.
[TO BE FILED BY AMENDMENT.]                                      Realty ("SC-USREALTY") and Security
                                                                 Capital (EU) Management Holdings S.A.
                                                                 since March 1997 and located in London.
                                                                 Prior thereto, from February 1995 to
                                                                 February 1997, he was a European
                                                                 property analyst for Paribas Capital
                                                                 Markets; from May 1991 to January 1995,
                                                                 he was a managing director of Institutional
                                                                 Property Forecasting Services in the U.K.,
                                                                 a privately-held real estate research firm in
                                                                 England; and from February 1991 to May
                                                                 1991, he was a property analyst with S.G.
                                                                 Warburg Securities (Japan) Ltd.


                                                                          PRINCIPAL
                                                                      OCCUPATIONS DURING
NAME AND ADDRESS                 OFFICE            AGE                THE PAST FIVE YEARS
Christopher Tanghe              Vice President     [ ]           Senior Vice President of SC-USREALTY
[TO BE FILED BY AMENDMENT.]                                      and Security Capital (EU) Management
                                                                 Holdings S.A. since July 1997.  Prior
                                                                 thereto, he was a Vice President at J.P.
                                                                 Morgan Securities Limited in London with
                                                                 responsibilities for real estate advisory and
                                                                 investment banking activities in Europe.
                                                                 Mr. Tanghe joined J.P. Morgan in 1986,
                                                                 and was assigned to the New York,
                                                                 London, Paris and Brussels offices of
                                                                 Morgan Guaranty Trust Company.

Jeffrey C. Nellessen            Secretary          36            Vice President and Controller of SC (US)
11 South LaSalle Street            and                           Management since March 1997.  Prior
Chicago, IL 60603               Treasurer                        thereto, from June 1988 to March 1997,
                                                                 he was Controller, Manager of Client
                                                                 Administration and Compliance Officer
                                                                 at Strong Capital Management, Inc.  Mr.
                                                                 Nellessen is a Certified Public Accountant,
                                                                 Certified Management Accountant and
                                                                 Certified Financial Planner.  He received
                                                                 his B.A. from the University of Wisconsin,
                                                                 Madison.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

  The Directors of SC-EURO who are interested persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of SC-EURO (which includes persons who are employees of SC (US) Management, or officers or employees of any of its affiliates) receive no remuneration from SC-EURO. Each of the other Directors is paid an annual retainer of $14,000, an additional annual retainer of $500 for each committee of the Board of Directors for which he or she serves as chairperson, and a fee of $1,000 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. The following table sets forth information regarding estimated compensation of Directors by SC-EURO for the fiscal year ending December 31, 1998.

                              COMPENSATION TABLE
                     FISCAL YEAR ENDING DECEMBER 31, 1997

                                                             PENSION OR
                                                             ----------
                                                             RETIREMENT
                                                             ----------  ESTIMATED
                                                              BENEFITS   ----------
                                                AGGREGATE    ----------    ANNUAL          TOTAL
                                               ------------  ACCRUED AS  ----------  -----------------
                                               COMPENSATION  ----------   BENEFITS     COMPENSATION
                                               ------------   PART OF    ----------  -----------------
                                                   FROM      ----------     UPON       FROM SC-EURO
                                               ------------   SC-EURO    ----------  -----------------
NAME OF PERSON, POSITION                         SC-EURO      EXPENSES   RETIREMENT  PAID TO DIRECTORS
------------------------                       ------------  ----------  ----------  -----------------
George F. Keane
   Director..................................
Stephen F. Kasbeer
   Director..................................
*Anthony R. Manno Jr.........................
  Chairman, Managing Director and President
[TO BE FILED BY AMENDMENT.]
-------------

** "Interested person," as defined in the 1940 Act, of SC-EURO.


INVESTMENT ADVISORY AGREEMENT WITH SC (US) MANAGEMENT

  SC-EURO has entered into an investment advisory agreement (the "Advisory Agreement") with SC (US)Management Group Incorporated ("SC (US) Management"). SC
(US) Management, a registered investment adviser, was formed in December 1996 and specializes in the management of real estate securities portfolios. SC (US) Management is an indirect wholly-owned subsidiary of Security Capital Group, a Maryland corporation.

  Pursuant to the Advisory Agreement, SC (US) Management furnishes a continuous investment program for SC-EURO's portfolio. Under the Advisory Agreement, each class of SC-EURO shares pays SC (US) Management a monthly management fee in an amount equal to .70% of the value of the average daily net assets of that class of SC-EURO shares (approximately .70% on an annual basis). Under a separate sponsorship agreement, SC (US) Management has committed to waive fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses of the Class I shares at no more than 1.10% of the value of the Class I average daily net assets and the Class R shares at no more than 1.25% of the value of the Class R average daily net assets for the year ending December 31, 1998.

  SC (US) Management also provides SC-EURO with such personnel as SC-EURO may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator ("Administrator"), the transfer agent ("Transfer Agent") and the Custodian, which SC (US) Management is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-EURO, may be employees of SC (US) Management or its affiliates. The cost to SC-EURO of these services must be agreed to by SC-EURO and is intended to be no higher than the actual cost to SC (US) Management or its affiliates of providing the services. SC-EURO does not pay for services performed by officers of SC (US) Management or its affiliates. SC-EURO may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-EURO intends to do so whenever it appears advantageous to SC-EURO.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, each class of SC-EURO pays certain other costs of its operations including: (a) administration , custodian and transfer agency fees,
(b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing SC-EURO's prospectus and shareholder reports, (e) costs of maintaining SC-EURO's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees (Class R only), and (j) upon the approval of SC-EURO's Board of Directors, costs of personnel of SC(US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-EURO shares pays the portion of SC-EURO expenses attributable to its operations.

  The Advisory Agreement was approved on [____________, 1997] by SC-EURO's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-EURO or SC (US) Management and by the sole initial shareholder of SC-EURO on [ ___________, 1997]. The Advisory Agreement continues in effect until [ ___________, 1999] and will continue in effect from year to year thereafter, provided that its continuance is specifically approved prior to the initial expiration of the Advisory Agreement or annually thereafter, as the case may be, by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

  The Advisory Agreement is terminable without penalty by SC-EURO on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by SC (US) Management on sixty days' written notice, and will automatically terminate in the event of its assignment. If the Advisory Agreement is terminated and no other affiliate of Security Capital Group becomes the adviser to SC-EURO, SC (US) Management may require SC-EURO to delete any reference to Security Capital in its name and marketing material. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC (US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.

  The employees of SC (US) Management primarily responsible for identifying and analyzing investments on behalf of SC-EURO are listed below. In addition, SC
(US) Management is entitled, pursuant to an arrangement with another wholly-owned subsidiary of Security Capital Group, to the services of Mr. Gerios J.M. Rovers whose principal occupations during the past five years are also set forth below.

                                                             PRINCIPAL
                                                         OCCUPATIONS DURING
NAME AND ADDRESS                 OFFICE                  THE PAST FIVE YEARS

                 [SC (US) MANAGEMENT EMPLOYEES TO BE FILED BY AMENDMENT.]
Gerios J.M. Rovers             [TO BE FILED     Mr. Rovers has served as Vice President of
[TO BE FILED BY AMENDMENT.]    BY               [NEWCO] since [___, 1997], where he is responsible
                               AMENDMENT.]      for the development and implementation of portfolio
                                                investment strategy.  From July 1988 to April 1997,
                                                Mr. Rovers was associated with GIM Algemeen
                                                Vermogensbeheer and served as an associate director
                                                and a portfolio manager of global real estate
                                                securities on behalf of domestic and foreign clients.
                                                Mr. Rovers graduated from the University of
                                                Tilburg in The Netherlands.

RESEARCH SERVICES AGREEMENT WITH SC (EU) MANAGEMENT

  SC (US) Management has entered into a research services agreement ("Research Services Agreement') with SC (EU) Management. SC (EU) Management was formed on March 24, 1997 under Belgian law. SC (EU) Management is an indirect, wholly-owned subsidiary of Security Capital Group. The officer of SC (EU) Management responsible for providing real estate research services to SC (US) Management and his principal occupations during the past five years are set forth below.

                                                     PRINCIPAL
                                                OCCUPATIONS DURING
NAME AND ADDRESS            OFFICE             THE PAST FIVE YEARS
W. Joseph Houlihan          Managing  Mr. Houlihan has served as a Managing
34 Boulevard de LaWoluwe    Director  Director of SC (EU) Management since April
Brussels, Belgium                     1997 where he is  responsible for overseeing
                                      all investment and capital allocation
                                      recommendations for SC  (EU) Management's
                                      public market securities activities, and also
                                      responsible for company and industry analysis,
                                      market strategy and trading and reporting.
                                      Prior to joining Security Capital, Mr. Houlihan
                                      was the Director of the Institutional Investment
                                      Management Group and executive vice
                                      president of GIM Algemeen Vermogensbeheer,
                                      a prominent Dutch investment management
                                      company, where he specialized in real estate
                                      investments and was responsible for developing
                                      GIM's real estate securities investment process
                                      and client base.  Prior to joining GIM, Mr.
                                      Houlihan was a vice president at John G.
                                      Wood and Associates, a diversified real estate
                                      development and investment company located
                                      in Florida, and with Chase Manhattan Bank's
                                      trust department.  Mr. Houlihan is an Advisory
                                      Director of Security Capital US Realty and a
                                      member of the Investment Property Forum.
                                      Mr. Houlihan received his M.B.A. from the
                                      University of Leuven, Belgium, and his B.S.
                                      from New York University.


ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC-EURO has also entered into a fund administration and servicing agreement with SC (US) Management (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-EURO, including (i) providing office space, telephone, office equipment and supplies for SC-EURO;
(ii) paying compensation of SC-EURO's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-EURO; (iv) supervising preparation of the periodic updating of SC-EURO's Prospectus and Statement of Additional Information for existing shareholders;
(v) supervising preparation of quarterly reports to SC-EURO's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders;
(vi) supervising the daily pricing of SC-EURO's investment portfolio and the publication of the net asset value of SC-EURO's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-EURO, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for SC-EURO; (ix) maintaining books and records for SC-EURO (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-EURO's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-EURO's Board of Directors, SC (US) Management has caused SC-EURO to retain [_________________] as sub-administrator (the "Sub-Administrator") under a service agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-EURO's net asset value and preparing such figures for publication, maintaining certain of SC-EURO's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-EURO's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-EURO pays the Sub-Administrator a monthly administration fee at the annual rate of [____________]. The Sub-Administrator also serves as the Transfer Agent. See "Custodian and Transfer Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-EURO under the Sub-Administration Agreement, subject to the overall authority of SC-EURO's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-EURO at the annual rate of 0.2% of SC-EURO's average daily net assets.

  The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC
(US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.


                       DISTRIBUTION AND SERVICING PLANS

  As described in the Prospectus, SC-EURO has adopted Distribution and Servicing Plans with respect to the Class I and Class R shares ("Plans") pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Servicing Plan" in each Prospectus. The Plans have been approved by a vote of the Board of Directors with respect to the Class I and the Class R shares, including a majority of the Directors who are not interested persons of SC-EURO and have no direct or indirect financial interest in the operation of the Plan ("disinterested Directors"), cast in person at a meeting called for the purposes of voting on the Plan. The annual compensation payable by SC-EURO to Security Capital Markets Group Incorporated ("Distributor") under each Plan is an amount equal to .25% (on an annual basis) of the value of the average daily net assets of the class of shares to which the Plan relates.

  Under the Plans, SC-EURO is authorized to pay a distribution fee for distribution activities in connection with the sale of shares and a service fee for services provided which are necessary for the maintenance of shareholder accounts. To the extent such fee exceeds the expenses of these distribution and shareholder servicing activities, the Distributor may retain such excess as compensation for its services and may realize a profit from these arrangements.

  The Plans are compensation plans which provide for the payment of a specified distribution and service fee without regard to the distribution and service expenses actually incurred by the Distributor with respect to one share. If the Plans were to be terminated by the Board of Directors and no successor Plans were to be adopted, the Directors would cease to make distribution and service payments to the Distributor and the Distributor would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, the Distributor does not intend to incur distribution and service expenses at a rate that materially exceeds the rate of compensation received under the Plan.

  The types of expenses for which the Distributor and third parties may be compensated under the Plans include compensation paid to and expenses incurred by their officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of shares. Additional types of expenses covered by the Plans include responding to shareholder inquiries and providing shareholders with information on their investments.

  Under the Plans, the Distributor will provide to the Board of Directors for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by the Distributor under the Plans and the purposes for which such services were performed and expenditures were made.

  The Plans were approved by the Board of Directors, including the disinterested Directors, on [___________, 1997] and the Plan for Class I shares was approved by SC-EURO's Class I shareholder on [_____________, 1997]. The Plans remain in effect from year to year, provided such continuance is approved annually by a vote of the Board of Directors, including a majority of the disinterested Directors. The Plans may not be amended to increase materially the amount to be spent for the services described therein as to the Class I and/or Class R shares without approval of a majority of the outstanding Class I and/or Class R shares. All material amendments of the Plan must also be approved by the Board of Directors in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding Class I and/or Class R shares. So long as a Plan is in effect, the selection and nomination of disinterested Directors shall be committed to the discretion of the disinterested Directors. The Board of Directors has determined that in their judgment there is a reasonable likelihood that the Plans will benefit SC-EURO and the holders of its Class I and Class R shares.


                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share for each class of shares is determined by SC-EURO on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-EURO to affect materially SC-EURO's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

                             REDEMPTION OF SHARES

  Payment of the redemption price for shares redeemed, after deduction of the redemption fee, may be made either in cash or in portfolio securities (selected in the discretion of SC-EURO's Board of Directors and taken at their value used in determining SC-EURO's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-EURO's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of SC-EURO. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-EURO will not distribute in kind portfolio securities that are not readily marketable.

  SC-EURO has elected to be governed by Rule 18f-1 under the 1940 Act with respect to the Class I shares, which obligates SC-EURO to redeem shares in cash, with respect to any one Class I shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of SC-EURO at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-EURO reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing shareholders of SC-EURO as determined by the Board of Directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should SC-EURO distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  Subject to the supervision of the Directors, decisions to buy and sell securities for SC-EURO and negotiation of its brokerage commission rates are made by SC (US) Management. Transactions on U.S. stock exchanges and most foreign exchanges involve the payment by SC-EURO of negotiated brokerage commissions. Traditionally, commission rates have not been negotiated on stock markets outside the U.S. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by SC-EURO usually includes an undisclosed dealer commission or mark-up. In certain instances, SC-EURO may make purchases of underwritten issues at prices which include underwriting fees.

  In selecting a broker to execute each particular transaction, SC (US) Management will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of SC-EURO on a continuing basis. Accordingly, the cost of the brokerage commissions to SC-EURO in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, SC (US) Management shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused SC-EURO to pay a broker that provides research services to SC (US) Management an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if SC (US) Management determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or SC (US) Management's ongoing responsibilities with respect to SC-EURO. Research and investment information is provided by these and other brokers at no cost to SC

(US) Management and is available for the benefit of other accounts advised by SC
(US) Management and its affiliates, and not all of the information will be used in connection with SC-EURO. While this information may be useful in varying degrees and may tend to reduce SC (US) Management's expenses, it is not possible to estimate its value and in the opinion of SC (US) Management does not reduce SC (US) Management's expenses in a determinable amount. The extent to which SC
(US) Management makes use of statistical, research and other services furnished by brokers is considered by SC (US) Management in the allocation of brokerage business but there is no formula by which such business is allocated. SC (US) Management does so in accordance with its judgment of the best interests of SC-EURO and its shareholders. SC (US) Management may also take into account payments made by brokers effecting transactions for SC (US) Management to other persons on behalf of SC-EURO for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, subject to seeking best price and execution, SC (US) Management may consider sales of shares of SC-EURO as a factor in the selection of brokers and dealers to enter into portfolio transactions with SC-EURO.


                                   TAXATION

TAXATION OF SC-EURO

  SC-EURO intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

  To qualify as a regulated investment company, SC-EURO must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to SC-EURO's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of SC-EURO's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of SC-EURO's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

  As a regulated investment company, SC-EURO generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. SC-EURO intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, SC-EURO must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by SC-EURO in October, November or December with a record date in such a month and paid by SC-EURO during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, SC-EURO intends to make its distributions in accordance with the calendar year distribution requirement .


DISTRIBUTIONS

  Dividends paid out of SC-EURO's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held SC-EURO's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of SC-EURO on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

  The portion of a SC-EURO distribution classified as a return of capital generally is not taxable to SC-EURO shareholders, but it will reduce their tax basis in their shares, which in turn would affect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.


SALE OF SHARES

  Upon the sale or other disposition of shares of SC-EURO, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of SC-EURO shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


BACKUP WITHHOLDING

  Except as described below, SC-EURO is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide SC-EURO with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

PASSIVE FOREIGN INVESTMENT COMPANIES

  SC-EURO may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which SC-EURO held the PFIC stock. SC-EURO itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to SC-EURO's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though SC-EURO distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

  SC-EURO may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election, SC-EURO generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by SC-EURO. SC-EURO's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

  Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject SC-EURO itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a mutual fund that does not invest in PFIC stock.


FOREIGN INCOME TAX

  Investment income received by SC-EURO from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which entitle SC-EURO to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of SC-EURO's assets to be invested in various countries is not known.

  If more than 50% of the value of SC-EURO's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, SC-EURO may elect to "pass through" to SC-EURO's shareholders the amount of foreign income taxes paid by SC-EURO (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by SC-EURO that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

  Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from SC-EURO for this purpose, shareholders will be required to allocate SC-EURO distributions according to the source of the income realized by SC-EURO. SC-EURO's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by SC-EURO.


OTHER TAXATION

  SC-EURO shareholders may be subject to other taxes on their SC-EURO distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in SC-EURO.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  SC-EURO was incorporated on December 4, 1997 under Maryland law. SC-EURO is authorized to issue 50,000,000 shares of common stock, $.01 par value per share (the "Common Stock"). SC-EURO's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of SC-EURO, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-EURO's Articles of Incorporation and By-Laws which have been filed with the Securities and Exchange Commission as exhibits to the registration statement of which this Statement of Additional Information is a part.

  The Board of Directors is authorized to reclassify and issue any unissued shares of SC-EURO without shareholder approval. Pursuant to this authority, on [_______, 1997], the Board of Directors adopted a Multiple Class Plan ("Plan") under rule 18f-3 of the Investment Company Act of 1940, as amended, authorizing SC-EURO to issue two classes of shares; Class I shares and Class R shares. In accordance with the Plan, Class I shares are offered to investors whose initial minimum investment is $250,000 and Class R shares are available for purchase by all other investors. Class R shares and Class I shares offer different services to shareholders and incur different expenses. Each call pays its proportionate share of SC-EURO expenses.

  At [__________, 1997], there were [______] Class I shares and no Class R shares outstanding. At such date the Directors and officers as a group beneficially owned, directly or indirectly, including the power to vote or to dispose of, less than 1% of the issued and outstanding shares of SC-EURO. Also, as of that date, the following persons owned of record 5% or more of SC-EURO's outstanding shares:


                          [TO BE FILED BY AMENDMENT.]


                                  DISTRIBUTOR

  Security Capital Markets Group Incorporated, an affiliate of SC (US) Management, serves as the distributor of Class I shares without charge and as the distributor of Class R shares pursuant to a Distribution and Servicing Agreement dated [______, 1997] ("Agreement"). The Distributor is not obligated to sell any specific amount of shares and will sell shares as agent for SC-EURO on a best efforts continuous basis only against orders to purchase shares.

                         CUSTODIAN AND TRANSFER AGENT

  [_______________]which has its principal business at [_______________], has been retained to act as Custodian of SC-EURO's investments. [_______________], which has its principal business at [_______________], has been retained to act as SC-EURO's transfer agent. Neither [_______________] nor [_______________]
determine the investment policies of SC-EURO or decide which securities SC-EURO will buy or sell.


                            PERFORMANCE INFORMATION

  From time to time, SC-EURO may quote SC-EURO's total return in advertisements or in reports and other communications to shareholders. SC-EURO's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of SC-EURO's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in SC-EURO with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing SC-EURO's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


AVERAGE ANNUAL TOTAL RETURN

  SC-EURO's "average annual total return" figures described in the Prospectus are computed according to a formula. The formula can be expressed as follows:

                               P(1 + T)/n/ = ERV

Where: P     =    a hypothetical initial payment of $1,000
       T     =    average annual total return
       n     =    number of years
       ERV   =    Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Aggregate Total Returns

  SC-EURO's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in SC-EURO for the specified period and are computed by the following formula.


                                           (ERV-P)
               Aggregate Total Return   =  --------
                                              P

Where:  P    =    a hypothetical initial payment of $1,000.
        ERV  =    Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

YIELD

  Quotations of yield for SC-EURO will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[a-b + 1)/6/-1]
                                      cd

Where: a      =   dividends and interest earned during the period.
       b      =   expenses accrued for the period (net of reimbursements)
       c      =   the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
       d      =   the maximum offering price per share on the last day of the period.

  In reports or other communications to shareholders of SC-EURO or in advertising materials, SC-EURO may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. SC-EURO may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)


                      COUNSEL AND INDEPENDENT ACCOUNTANTS

  Legal matters in connection with the issuance of the shares of SC-EURO offered hereby will be passed upon by Mayer, Brown & Platt, 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006, which will rely as to certain matters of Maryland law on an opinion of [_________].

  [_________] have been appointed as independent accountants for SC-EURO.

                             FINANCIAL STATEMENTS

                          [TO BE FILED BY AMENDMENT.]

           SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES INCORPORATED

                                   FORM N-1A

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

  (a) Financial Statements.

      To be filed by amendment.

  (b) Exhibits:

      A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital European Real Estate Shares Incorporated:

                                                             JURISDICTION OF
               NAME                                           ORGANIZATION                      BASIS OF CONTROL
---------------------------------------------                ---------------         ----------------------------------------
Security Capital Group Incorporated ("Group")                   Maryland             No entity controls Group
 SC Realty Incorporated ("SC Realty")                           Nevada               Ownership by Group of 31.3% of voting
                                                                                     securities
  SCERF Incorporated                                            Maryland             Ownership by SC Realty of 100% of voting
                                                                                     securities
   Security Capital U.S. Real Estate                            Maryland             Ownership by SCERF Incorporated of 100%
    Shares Incorporated                                                              of voting securities
   SC European Real Estate Shares                               Maryland
   Incorporated
  Security Capital Preferred Growth                             Maryland             Ownership by SC Realty of 100% of voting
  Incorporated                                                                       securities
 Harbor Capital Incorporated                                    Delaware
 Development Services Trust
 Security Capital Management                                    Delaware             Ownership by Group of 100% of voting
  Incorporated                                                                       securities
 Belmont Corporation                                            Delaware             Ownership by Group 100% of voting
 Security Capital BVI Holdings                                  Maryland             Ownership by Group of 100% of voting
  Incorporated                                                                       securities
 Security Capital Investment Research                           Delaware             Ownership by Group of 100% of voting
  Incorporated ("Investment Research")                                               securities
 Security Capital Global Strategic Group                        Maryland             Ownership by Investment Research of 100%
  Incorporated                                                                       of voting securities

Security Capital Real Estate Research                          Maryland              Ownership by Investment Research of 100%
 Group Incorporated                                                                  of voting securities
Security Capital Global Management                             Delaware              Ownership by Investment Research of 100%
 Group Incorporated                                                                  of voting securities
SC Group Incorporated                                          Texas                 Ownership by  Group of 100% of voting
                                                                                     securities
Security Capital Markets Group                                 Delaware              Ownership by  Group of 100% of voting
 Incorporated                                                                        securities
Strategic Hotel Capital Incorporated                           Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Funding Incorporated                                       Delaware              Ownership by  Group of 100% of voting
                                                                                     securities
Strategic Hotel Capital Limited Partnership                    Delaware              Ownership by  Group of 100% of voting
                                                                                     securities
SHC Holdings LLC                                               Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Philadelphia LLC                                           Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Santa Clara LLC                                            Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Laguna Niguel LLC                                          Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Capitol LLC                                                Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Westport Inn                                               Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC Westport Plaza LLC                                         Delaware              Ownership by  Group of 49.65% of voting
                                                                                     securities
SHC  Mexico Holdings Incorporated                              Delaware
Security Capital (EU) Management                               Luxembourg            Ownership by  Group of 100% of voting
 Holdings S.A.                                                                       securities
Security Capital (EU) Holdings S.A.                            Luxembourg            Ownership by Security Capital (EU)
                                                                                     Management Holdings S.A. of 100% of
                                                                                     voting securities
Security Capital (EU) Management                               Luxembourg            Ownership by Security Capital (EU )Holdings
 Group S.A                                                                           S.A. of 100% of voting securities
Security Capital (EU) Management                               Luxembourg            Ownership by Security Capital (EU)
 S.A.                                                                                Management Holdings S.A. of 100% of
                                                                                     voting securities
Security Capital Global Management S.A.                        United Kingdom        100% SC (EU) Management Holdings S.A.
Security Capital (UK) Management                               United Kingdom        Ownership by Security Capital (EU)
 Limited                                                                             Management Holdings S.A. of 100% of
                                                                                     voting securities
Security Capital International Limited                         United Kingdom        Security Capital (UK) Management Limited
                                                                                     owns 100% of voting securities
CarrAmerica Realty Corporation                                 Maryland              Ownership by US Realty of 37.2% of voting
                                                                                     securities

 Storage USA, Inc.                                             Tennessee             Ownership by US Realty of 33.8% of voting
                                                                                     securities
 Regency Realty Corporation                                    Florida               Ownership by US Realty of 37.5% of voting
                                                                                     securities
 Pacific Retail Trust                                          Maryland              Ownership by US Realty of 69.3% of voting
                                                                                     securities
 Urban Growth Property Incorporated                            Delaware              Ownership by US Realty of 99% of voting
                                                                                     securities
 Urban Growth Property Trust                                   Maryland              Ownership by US Realty of 100% of voting
                                                                                     securities
 LWP Associates LLC                                            Maryland              Ownership by US Realty of 99% of voting
                                                                                     securities
 Van Wells Realty Company, LLC                                 Maryland              Ownership by US Realty of 99% of voting
                                                                                     securities
 City Center Retail Trust                                      Maryland              Ownership by US Realty of 100% of voting
                                                                                     securities
 City Center Retail Trust Developments,                        Delaware
  L.P.
 CCRT I Incorporated                                           Delaware
 CCRT II Incorporated                                          Delaware
 Parking Services International Incorporated                   Maryland              Ownership by US Realty of 8.8% of voting
                                                                                     securities
 NPC-1 Incorporated                                            Maryland              Ownership by US Realty of 100% of voting
                                                                                     securities
 SC Communities Incorporated                                   Delaware
  Security Capital Industrial Trust                            Maryland              Ownership by SC Realty of 44.1% of voting
                                                                                     securities
Security  Capital Logistar International                       Delaware              Ownership by SCI of 100% of voting
 Incorporated                                                                        securities
Security Capital Logistar Management                           Delaware              Ownership by SCI of 100% of voting
 Services Incorporated                                                               securities
Security Capital Interim SARL                                  Luxembourg            Ownership by SCI of 100% of voting
                                                                                     securities
Logistar Interim II SARL                                       Luxembourg            Ownership by SCI of 100% of voting
                                                                                     securities
Logistar SARL                                                  Luxembourg
Logistar BV
Security Capital Logistar International Fund                   Luxembourg            Ownership by SCI of 100% of voting
SCA                                                                                  securities
SCI Logistar Management SARL                                   Luxembourg            Ownership by SCI of 100% of voting
                                                                                     securities
CS Integrated LLC                                              Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
Enterprise Refrigerated Services LLC                           Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
 CS Integrated Retail Services LLC                             Delaware

 CS Integrated-Texas Limited Partnership                       Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
 CS Integrated Investment Management                           Delaware
  LLC
 CS Integrated Investments Southwest                           Delaware
  LLC
 SCI Logistics Services Incorporated                           Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
 SCI Logistics Holdings LLC                                    Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
 1440 Goodyear Partners                                        Texas                 Sole general Partnership interest owned by
                                                                                     SCI
 Red Mountain Joint Venture                                    Texas                 Sole general Partnership interest owned by
                                                                                     SCI
 SCI Limited Partnership-I                                     Delaware              Sole general Partnership interest owned by
                                                                                     SCI
 SCI Limited Partnership-II                                    Delaware              Sole general Partnership interest owned by
                                                                                     SCI
 SCI Limited Partnership-III                                   Delaware              Sole general Partnership interest owned by
                                                                                     SCI
SCI Client Services of Colorado                                Colorado
SCI IV, Inc.                                                   Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
SCI--Alabama (1) Incorporated                                  Maryland              Ownership by SCI of 100% of voting
                                                                                     securities
SCI--Alabama (2) Incorporated                                  Maryland              Ownership by SCI of 100% of voting
                                                                                     securities
Security Capital Alabama Industrial                            Alabama               Ownership of 100% of voting securities
 Trust                                                                               by SCI--Alabama (1) Incorporated and
                                                                                     SCI--Alabama (2) Incorporated
SCI--North Carolina (1) Incorporated                           Maryland              Ownership by SCI of 100% of voting
                                                                                     securities
SCI--North Carolina (2) Incorporated                           Maryland              Ownership by SCI of 100% of voting
                                                                                     securities
SCI--North Carolina Limited                                    Delaware              Sole general partnership interest owned by
 Partnership                                                                         SCI--North Carolina (1) Incorporated
SCI Houston Holdings Inc.                                      Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
SCI Mexico Industrial Trust                                    Maryland              Ownership of SCI of 100% non-voting
                                                                                     preferred securities
SCIT De Mexico SA DE CV
SCI Development Services Incorporated                          Delaware              Ownership by SCI of 100% of voting
                                                                                     securities
SCI-DS Mexico Incorporated                                     Maryland              Ownership by SCI Development Services
                                                                                     100% of voting securities
Security Capital Atlantic Incorporated                         Maryland              Ownership by SC Realty of 51.4% of voting
 ("Atlantic")                                                                        securities

SCG Realty Services Atlantic Incorporated                      Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities
SCA Florida Holdings (1) Incorporated                          Florida               Ownership by Atlantic of 100% of voting
                                                                                     securities
Atlantic--Alabama (1) Incorporated                             Maryland              Ownership by Atlantic of 100% of voting
                                                                                     securities
Atlantic Development Services                                  Delaware              Ownership by SCA of 100% of preferred
                                                                                     stock
Atlantic-Tennessee Limited Partnership                         Delaware              Ownership by SCA (3) and SCA (4)of 100%
                                                                                     of voting securities
 SCA Tennessee (3) Incorporated                                Maryland              Ownership by SCA of 100% of voting
                                                                                     securities
 SCA Tennessee (4) Incorporated                                Maryland              Ownership by SCA of 100% of voting
                                                                                     securities
Atlantic--Alabama (2) Incorporated                             Maryland              Ownership by Atlantic of 100% of voting
                                                                                     securities
Security Capital Alabama Multifamily                           Alabama               Ownership by Atlantic--Alabama (1)
 Trust                                                                               Incorporated and Atlantic--Alabama (2)
                                                                                     Incorporated of 100% of voting securities
Atlantic--Alabama (3) Incorporated                             Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities
Atlantic--Alabama (4) Incorporated                             Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities
Atlantic Alabama Multifamily Trust                             Alabama               Ownership of 100% of voting securities by
                                                                                     Atlantic--Alabama (3)
                                                                                     Incorporated and Atlantic--Alabama (4)
                                                                                     Incorporated
Atlantic--Alabama (5) Incorporated                             Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities
 Atlantic--Alabama (6) Incorporated                            Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities
 SCA Alabama Multifamily Trust                                 Alabama
 SCA--South Carolina (1) Incorporated                          Maryland              Ownership by Atlantic of 100% of voting
                                                                                     securities
 SCA--North Carolina (1) Incorporated                          Maryland              Ownership by Atlantic of 100% of voting
                                                                                     securities
 SCA North Carolina (2) Incorporated                           Maryland              Ownership by Atlantic of 100% of voting
                                                                                     securities
 SCA North Carolina Limited                                    Delaware              Sole general partnership interest owned by
  Partnership                                                                        SCA--North Carolina (1) Incorporated
 SCA--Indiana Limited Partnership                              Delaware
 SCA--Tennessee Limited Partnership                            Delaware              Sole general partnership interest owned by
                                                                                     SCA--Tennessee (1) Incorporated
 SCA--Tennessee (1) Incorporated                               Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities
 SCA--Tennessee (2) Incorporated                               Delaware              Ownership by Atlantic of 100% of voting
                                                                                     securities

 Security Capital Atlantic Multifamily                         Delaware              Ownership by Atlantic of 100% of voting
  Inc.                                                                               securities
Security Capital Pacific Trust ("PTR")                         Maryland              Ownership by SC Realty of 36.0% of voting
                                                                                     securities
SCG Realty Service Incorporated                                Delaware              Ownership by PTR of 100% of voting
                                                                                     securities
 SCP Nevada Holdings 1 Incorporated                            Nevada                Ownership by PTR of 100% of voting
                                                                                     securities
 SCP Utah Holdings 1 Incorporated                              Utah                  Ownership by PTR of 100% of voting
                                                                                     securities
 SCP Utah Holdings 2 Incorporated                              Utah                  Ownership by PTR of 100% of voting
                                                                                     securities
 SCP Utah Holdings 3 Incorporated                              Utah                  Ownership by PTR of 100% of voting
                                                                                     securities
 SCP Utah Holdings (4) Incorporated                            Utah                  Ownership by PTR of 100% of voting
                                                                                     securities
 SCP Utah Holdings (5) Incorporated                            Utah                  Ownership by PTR of 100% of voting
                                                                                     securities
 PTR Multifamily Holdings Incorporated                         Delaware              Ownership by PTR of 100% of voting
                                                                                     securities
 Resident Advantage                                            Delaware              Ownership by PTR of 100% of voting
                                                                                     securities
 Las Flores Development Company                                Texas                 Ownership by PTR of 100% of voting
                                                                                     securities
PTR Holdings (Texas) Incorporated                              Texas
 PTR Multifamily Incorporated                                  Delaware              Ownership by PTR of 100% of voting
                                                                                     securities
 PTR-California Holdings (1)                                   Maryland              Ownership by PTR of 100% of voting
  Incorporated                                                                       securities
 PTR-California Holdings (2)                                   Maryland              Ownership by PTR of 100% of voting
  Incorporated                                                                       securities
 PTR-New Mexico (1) Incorporated                               Delaware              Ownership by PTR of 100% of voting
                                                                                     securities
 PTR Development Services                                      Delaware              Ownership by PTR of 100% of preferred
                                                                                     stock
 PTR-New Mexico (2) Incorporated                               Delaware              Ownership by PTR of 100% of voting
                                                                                     securities
 PTR Washington Holdings (1) Incorporated                      Maryland              Ownership by PTR Development Services of
                                                                                     100% of voting securities
Homestead Village Incorporated                                 Maryland              Ownership by SC Realty (including its
                                                                                     subsidiaries) of 56.5% of voting securities
 KC Homestead Village                                          Missouri              Ownership by Homestead Village
  Redevelopment Corporation                                                          Incorporated of 100% of voting securities
 Missouri Homestead Village                                    Maryland              Ownership by Homestead Village
  Incorporated                                                                       Incorporated of 100% of voting securities
 Atlantic Homestead Village Limited                            Delaware              Sole general partnership interest owned by
  Partnership                                                                        Atlantic Homestead Village (1) Incorporated

Atlantic Homestead Village (1)                                 Maryland              Ownership by Homestead Village
 Incorporated                                                                        Incorporated of 100% of voting securities
Atlantic Homestead Village (2)                                 Maryland              Ownership by Homestead Village
 Incorporated                                                                        Incorporated of 100% of voting securities
PTR Homestead Village (1)                                      Maryland              Ownership by Homestead Village
 Incorporated                                                                        Incorporated of 100% of voting securities
PTR Homestead Village (2)                                      Maryland              Ownership by Homestead Village
 Incorporated                                                                        Incorporated of 100% of voting securities
Homestead Village LP                                           Delaware              Ownership by Homestead Village(1) and
                                                                                     Homestead Village (2) of 100% of voting
                                                                                     securities
Homestead  Alabama Incorporated                                Alabama               Ownership by Homestead Village of 100% of
                                                                                     voting securities
BTW Incorporated                                               Delaware              Ownership by Homestead Village
                                                                                     Incorporated of 100% of voting securities
Homestead Village Management                                   Delaware              Ownership by Homestead Village
 Incorporated                                                                        Incorporated of 100% of voting securities
PTR Homestead Village Limited                                  Delaware              Sole general partnership interest owned by
 Partnership                                                                         PTR Homestead Village (1) Incorporated
Homestead Alabama Incorporated                                 Alabama               Ownership by Homestead Village
                                                                                     Incorporated of 100% of voting securities

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

 Not applicable.

ITEM 27.  INDEMNIFICATION.

  Reference is made to Article Eighth of the Registrant's Articles of Incorporation (filed herewith as Exhibit 1.)

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), 11 South LaSalle Street, Chicago, Illinois 60603, provides investment advisory services to institutional investors.

  For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Prospectus and Statement of Additional Information contained in this registration statement.


ITEM 29.  PRINCIPAL UNDERWRITER.

  (a) Security Capital Markets Group Incorporated ("SCMG"), the principal distributor for the Registrant's securities, does not currently act as principal underwriter or distributor for any other investment company.

  (b) The table below sets forth certain information as to SCMG's Directors, Officers and Control Persons:

NAME AND PRINCIPAL             POSITIONS AND OFFICES         POSITIONS AND OFFICES
BUSINESS ADDRESSES*               WITH UNDERWRITER              WITH REGISTRANT
-------------------      ----------------------------------  ---------------------
     ----                             ----                            ----
Lucinda G. Marker        President                                    None
K. Scott Cannon          Director and Senior Vice President           None
Jeffrey A. Klopf         Director, Secretary, Senior Vice             None
                         President
Gerard de Gunzburg       Senior Vice President                        None
Robert H. Fippinger      Vice President                               None
Alison C. Hefele         Vice President                               None
Garett C. House          Vice President                               None
Gerald R. Morgan, Jr.    Assistant Controller                         None
Jayson C. Cyr            Assistant Controller                         None

[*ADDRESSES TO BE FILED BY AMENDMENT.]
 (c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

  Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-EURO's Investment Adviser and Administrator, Security Capital (US) Management Group Incorporated, 11 S. LaSalle Street, Chicago, Illinois 60603. The remainder of such records are maintained by [______________________].

ITEM 31.  MANAGEMENT SERVICES.

 There are no management-related service contracts not discussed in Part A or Part B.


ITEM 32.  UNDERTAKINGS.

  (a) Registrant hereby undertakes to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any person in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

  (b) Registrant hereby undertakes to file a post-effective amendment within four to six months from the effective date of this Registration Statement under the Securities Act of 1933. Registrant understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 8th day of December, 1997.

        Security Capital European Real Estate Shares Incorporated


        By: /s/ Anthony R. Manno, Jr.
           -----------------------------------------
            Anthony R. Manno, Jr.
            Chairman, Managing Director and President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Security Capital European Real Estate Shares Incorporated has been signed below by the following persons in the capacities and on the 8th day of December, 1997.

    Signature                             Capacity                                   Date
---------------------            ---------------------------                  ------------------
/s/ Anthony R. Manno, Jr.
-------------------------        Principal Executive Officer                  December 8, 1997
Anthony R. Manno, Jr.

/s/ Jeffrey C. Nellessen
-------------------------        Principal Financial Officer                  December 8, 1997
Jeffrey C. Nellessen

/s/ Jeffery C. Nellessen
-------------------------        Comptroller                                  December 8, 1997
Jeffery C. Nellessen

/s/ Anthony R. Manno, Jr.
-------------------------        Director                                     December 8, 1997
Anthony R. Manno, Jr.

/s/ Stephen F. Kasbeer
-------------------------        Director                                     December 8, 1997
Stephen F. Kasbeer

/s/ George F. Keane
-------------------------        Director                                     December 8, 1997
George F. Keane

EXHIBIT INDEX

Exhibit No.                               Description
-----------          -------------------------------------------------------------------
  1                  Articles of Incorporation (To be filed by amendment.)

  2                  By-Laws (To be filed by amendment.)

  5(a)               Investment Advisory Contract (To be filed by amendment.)

  5(b)               Investment Sub-Advisory Contract (To be filed by amendment.)

  5(c)               Research Services Agreement (To be filed by amendment.)

  6                  Distribution Agreement (To be filed by amendment.)

  8                  Global Custody Agreement (To be filed by amendment.)

  9(a) Accounting and Administration Agreement. (To be filed by amendment.)

  9(b)               Mutual Funds Service Agreement (To be filed by amendment.)

  10(a)              Opinion and Consent of [________] regarding  the legality of the securities being issued. (To be filed by amendment.)

  11(a)              Consent of Arthur Andersen LLP (To be filed by amendment.)

  11(b)              Consent of Mayer, Brown & Platt

  15                 Rule 12b-1 Distribution and Shareholder Servicing Plan (To be filed by amendment.)

  17                 Financial Data Schedule (To be filed by amendment.)

  18                 Rule 18f-3 Multiple Class Plan (To be filed by amendment.)

                                  __________